                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21044
                                  ---------------------------------------------

                               UM Investment Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue,  New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        --------------------------

Date of reporting period: December 31, 2003 through June 30, 2004
                         ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               UM INVESTMENT TRUST


                             UM Multi Strategy Fund
                               Semi Annual Report
                                  June 30, 2004

UM MULTI-STRATEGY FUND
MANAGEMENT AND DISCUSSION ANALYSIS
JUNE 30, 2004                                                        (Unaudited)

To Our Shareholders:                                       August 2, 2004

Enclosed is the 2004 semi-annual report for the UM Multi-Strategy Fund (the "Fund"). During the six-month period ended June 30, 2004, the Fund had a total return of 1.5%. This compares to a 3.4% gain from the S&P 500 Index. The cumulative return since inception of the Fund in March 2002 is 10.7%. Over the same period, the S&P 500 Index gained 7.2%.

On behalf of everyone here, I would like to thank our shareholders for their continued support of the Fund. We look forward to serving your investment goals for many years to come.


Sincerely,


Sharon Weinberg
Managing Director


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

FUND FACTS

Fund Inception                                    2/28/2002
Fiscal Year End                                      31-DEC
Net Assets as of 6/30/2004
(in millions)                                     $     182

FUND PERFORMANCE

For the first six months of 2004, the UM Multi-Strategy Fund generated a performance of 1.5% to investors, net of both fees and all operating expenses. These returns were generated with continued low volatility as measured by the annualized standard deviation of returns since inception of 2.8% and a beta of 0.03% vs. the equity markets as represented by the S&P 500 index. Over the same period the S&P 500 gained 3.4% with a significantly higher standard deviation. Our long-term goal for the fund is to earn returns of 8-10% with a standard deviation of less than 5%. There is no guarantee that this goal will be met. Due to the somewhat challenging market conditions for our fund, we are slightly under our return goal for the first six months. However, we have met our risk goals and have shown minimal volatility and equity market correlation. The cumulative return since inception of the fund in March of 2002 is 10.7%. Over the same period the S&P 500 gained 7.2% with a standard deviation of 1.65%.

STRATEGIC FACTORS GUIDING THE MANAGEMENT OF THE FUND

During the period, strong performance came from a number of areas, such as positive developments in our maturing positions. The strong economy has produced better than expected operating results in some sectors, creating more valuable companies exiting the bankruptcy process. For example, Solutia, a specialty chemicals company that voluntarily went into chapter 11 (due to an overhang of debt and environmental issues that needed resolving, but were not immediate), has shown good enough operating results that the equity has continued to show value and has even risen over the past several months. Positions that had their origins in the 2000-2002 bear market -- Technology-Media-Telecommunications names such as WorldCom and Adelphia, airlines, selected technology firms, restaurants such as Denny's, and companies such as W.R. Grace involved with asbestos litigation -- are coming to fruition now, and have much clearer paths to resolution making them attractive from the risk perspective, but also less fruitful on the return front. As our managers generally have felt that caution is merited in the current environment, they have generally held their positions, retaining cash from those successfully exited.

On the downside, Healthcare was a difficult area towards the end of the period. Many of our managers became more net long in anticipation of a range of positive research announcements at a critical cancer conference during the quarter, only to come back disappointed with no real positive news. Both biotech and some related companies that had been bid up in anticipation were subsequent losers during the quarter.

Our primary mandates are to protect capital, maintain a low volatility profile and generate a stream of returns that helps to diversify a traditional portfolio holding equities and fixed income instruments, through investment in a portfolio of alternative investment funds ("hedge funds"). We feel the UM Multi-Strategy Fund has continued to broadly meet these goals. While the economic drivers of performance of the fund are generally not those driving the returns in the broad equity or fixed income areas, market conditions do have some bearing on the performance of the fund. Due to economic uncertainty and relatively high valuations in the global equity and credit markets, investors seemed nervous in the first half of the year, especially the second quarter. This resulted in unusual market moves such as those seen in May of 2004, when many global markets declined 4-8% (and more in Asia ex-Japan), only to recover and end the month flat. This type of volatility, driven more by technical factors and global money flows, makes investing more difficult for our managers, who tend to be focused more on company and security fundamentals than trying to second guess market psychology. Managers will often reduce exposure if securities are not moving in line with fundamentals, seeking to minimize further losses. In a market that zigs and zags, using stop losses or similar techniques can be a drag on performance. The period was especially difficult for equity short selling, as many stocks moved up with their sector, despite weak corporate earnings reports. We will comment on this at greater length later in this letter.

Despite this environment, we have continued to maintain our portfolio management approach, seeking to remain neutral to the equity markets by continuing to hold an allocation to short-selling managers, despite the relatively weak results of our "hedge". We maintain a relatively conservative stance with regard to the aggregate investment (use of leverage) on the part of our underlying managers. During the first six months, the fund averaged 120% invested (averaging all long and short positions held by our underlying managers), which is a modest increase over the 2003 year-end figure of approximately 115%.

The portfolio remains well diversified, with investment in 41 underlying funds across various styles of hedge fund management.

STRATEGIES EMPLOYED IN THE FUND

In order of weighting as of June 30, 2004, the fund has invested in:

   1. Long/short U.S. equities - 51%
   2. Event driven - distressed and multi-strategy - 17%
   3. Short oriented equities - 10%

   4. Cash Equivalents -9%
   5. Relative Value - 8%
   6. Convertible Arbitrage - 3%
   7. Long/short European and Japanese equities - 2%

The weightings shifted modestly during the year, with the largest relative decrease in event-driven. We had built up holdings in event-driven throughout 2003 to take advantage of what we viewed as attractive opportunities in the sector, especially after the severe sell-off in the distressed and credit markets of late 2002. Throughout 2003 and early 2004, these market rebounded strongly, resulting in excellent performance, but a decreasing set of opportunities. During the quarter, we added a new manager in the short-credit sector primarily to offset risk in what we thought was an overextended market for high yield and distressed securities. We have also focused new investments in more conservative or "hedged" managers in the area with less directional exposure. We continue to feel that excellent research in the credit and event-driven areas will add significant value, but are concerned that most managers in the area have a long bias.

We have also continued to focus on selectively adding managers with higher risk/return profiles to the portfolio. Often, these are managers focused on a single sector, such as energy, healthcare, or technology that is characterized by volatility. We believe that a manager needs periodic dislocations in securities in order to capture the value of their research - having spent the time to thoroughly research a potential holding, manager can wait for it to "go on sale", taking advantage of sellers coming into the marketplace. During the first half, which was characterized by waves of buying and selling, our long/short sector managers were willing to ride through interim moves and had strong performance.

KEY TRENDS IN INVESTMENT SECTORS

Given market (rising rates), economic (strong, but uncertain growth in China, the US and the rest of the world), and geopolitical uncertainties, the overall backdrop for most forms of investing was negative, or benign at best. Many of our managers note that the lack of any market direction and dramatically decreased volatility were important factors determining performance for the year-to-date. We have always felt that long/short managers need a reasonable level of market volatility to make money. If stocks do not fall too far, they may not become inexpensive enough to be attractive longs (the reverse is true for shorts). Volatility has continued to decline and was near historical lows during the quarter. Secondly, there have been no market sectors dramatically out or under-performing. To examine this, we reviewed the dispersion of returns across the 23 sectors defined in the S&P 500. The spread between the best and worst sectors has declined sharply, and is also at levels not seen for some time, as shown in the chart below:

[CHART]

DAILY STANDARD DEVIATION BETWEEN SECTORS

 4/11/1995       0.64%
 4/12/1995       0.92%
 4/13/1995       0.66%
 4/17/1995       0.80%
 4/18/1995       0.60%
 4/19/1995       1.22%
 4/20/1995       0.68%
 4/21/1995       0.53%
 4/24/1995       1.01%
 4/25/1995       0.81%
 4/26/1995       0.84%
 4/27/1995       0.41%
 4/28/1995       0.67%
  5/1/1995       0.75%
  5/2/1995       0.48%
  5/3/1995       0.94%
  5/4/1995       0.78%
  5/5/1995       0.69%
  5/8/1995       0.59%
  5/9/1995       0.44%
 5/10/1995       0.96%
 5/11/1995       0.97%
 5/12/1995       1.10%
 5/15/1995       0.75%
 5/16/1995       0.88%
 5/17/1995       0.73%
 5/18/1995       0.60%
 5/19/1995       0.53%
 5/22/1995       0.51%
 5/23/1995       0.77%
 5/24/1995       0.67%
 5/25/1995       0.76%
 5/26/1995       0.76%
 5/30/1995       1.60%
 5/31/1995       0.61%
  6/1/1995       0.86%
  6/2/1995       1.02%
  6/5/1995       0.73%
  6/6/1995       0.72%
  6/7/1995       0.71%
  6/8/1995       0.68%
  6/9/1995       0.64%
 6/12/1995       0.57%
 6/13/1995       0.67%
 6/14/1995       0.55%
 6/15/1995       0.64%
 6/16/1995       0.52%
 6/19/1995       1.33%
 6/20/1995       1.19%
 6/21/1995       0.85%
 6/22/1995       0.70%
 6/23/1995       0.55%
 6/26/1995       0.57%
 6/27/1995       0.97%
 6/28/1995       0.65%
 6/29/1995       0.85%
 6/30/1995       0.68%
  7/3/1995       0.42%
  7/5/1995       0.70%
  7/6/1995       0.88%
  7/7/1995       1.70%
 7/10/1995       0.96%
 7/11/1995       0.91%
 7/12/1995       1.51%
 7/13/1995       0.66%
 7/14/1995       0.67%
 7/17/1995       1.03%
 7/18/1995       1.25%
 7/19/1995       2.03%
 7/20/1995       0.87%
 7/21/1995       0.77%
 7/24/1995       1.34%
 7/25/1995       0.77%
 7/26/1995       0.59%
 7/27/1995       0.69%
 7/28/1995       0.73%
 7/31/1995       1.05%
  8/1/1995       0.87%
  8/2/1995       1.07%
  8/3/1995       0.60%
  8/4/1995       0.66%
  8/7/1995       0.52%
  8/8/1995       0.59%
  8/9/1995       0.89%
 8/10/1995       0.57%
 8/11/1995       0.76%
 8/14/1995       0.59%
 8/15/1995       0.67%
 8/16/1995       1.00%
 8/17/1995       0.59%
 8/18/1995       0.57%
 8/21/1995       1.61%
 8/22/1995       0.94%
 8/23/1995       0.53%
 8/24/1995       0.63%
 8/25/1995       0.97%
 8/28/1995       1.24%
 8/29/1995       0.68%
 8/30/1995       0.55%
 8/31/1995       0.73%
  9/1/1995       0.84%
  9/5/1995       1.53%
  9/6/1995       0.55%
  9/7/1995       0.50%
  9/8/1995       0.46%
 9/11/1995       0.63%
 9/12/1995       0.89%
 9/13/1995       0.77%
 9/14/1995       0.98%
 9/15/1995       1.26%
 9/18/1995       0.84%
 9/19/1995       0.78%
 9/20/1995       0.79%
 9/21/1995       1.05%
 9/22/1995       0.58%
 9/25/1995       0.58%
 9/26/1995       0.75%
 9/27/1995       0.60%
 9/28/1995       1.25%
 9/29/1995       0.80%
 10/2/1995       0.68%
 10/3/1995       0.97%
 10/4/1995       1.45%
 10/5/1995       0.85%
 10/6/1995       0.71%
 10/9/1995       1.14%
10/10/1995       0.49%
10/11/1995       0.99%
10/12/1995       0.96%
10/13/1995       0.75%
10/16/1995       0.63%
10/17/1995       1.47%
10/18/1995       1.22%
10/19/1995       1.08%
10/20/1995       1.09%
10/23/1995       0.98%
10/24/1995       1.03%
10/25/1995       1.02%
10/26/1995       0.88%
10/27/1995       0.90%
10/30/1995       0.94%
10/31/1995       0.67%
 11/1/1995       0.94%
 11/2/1995       1.23%
 11/3/1995       0.61%
 11/6/1995       0.84%
 11/7/1995       1.27%
 11/8/1995       0.99%
 11/9/1995       1.69%
11/10/1995       0.53%
11/13/1995       0.85%
11/14/1995       1.17%
11/15/1995       0.76%
11/16/1995       0.90%
11/17/1995       0.63%
11/20/1995       1.07%
11/21/1995       0.68%
11/22/1995       1.04%
11/24/1995       0.70%
11/27/1995       0.87%
11/28/1995       1.74%
11/29/1995       0.68%
11/30/1995       0.77%
 12/1/1995       0.93%
 12/4/1995       0.73%
 12/5/1995       0.90%
 12/6/1995       0.67%
 12/7/1995       0.64%
 12/8/1995       1.04%
12/11/1995       0.78%
12/12/1995       0.80%
12/13/1995       0.70%
12/14/1995       1.34%
12/15/1995       1.02%
12/18/1995       0.72%
12/19/1995       1.79%
12/20/1995       0.97%
12/21/1995       0.82%
12/22/1995       0.45%
12/26/1995       0.43%
12/27/1995       0.72%
12/28/1995       0.81%
12/29/1995       0.61%
  1/2/1996       1.00%
  1/3/1996       1.14%
  1/4/1996       0.86%
  1/5/1996       0.83%
  1/8/1996       0.49%
  1/9/1996       1.49%
 1/10/1996       0.86%
 1/11/1996       1.14%
 1/12/1996       0.81%
 1/15/1996       1.58%
 1/16/1996       1.23%
 1/17/1996       1.65%
 1/18/1996       1.51%
 1/19/1996       1.05%
 1/22/1996       1.39%
 1/23/1996       0.62%
 1/24/1996       1.29%
 1/25/1996       0.74%
 1/26/1996       0.47%
 1/29/1996       0.63%
 1/30/1996       0.84%
 1/31/1996       0.83%
  2/1/1996       1.26%
  2/2/1996       0.72%
  2/5/1996       1.20%
  2/6/1996       0.93%
  2/7/1996       1.10%
  2/8/1996       1.02%
  2/9/1996       0.66%
 2/12/1996       0.69%
 2/13/1996       0.80%
 2/14/1996       0.77%
 2/15/1996       0.82%
 2/16/1996       0.63%
 2/20/1996       0.79%
 2/21/1996       0.94%
 2/22/1996       0.82%
 2/23/1996       0.70%
 2/26/1996       0.66%
 2/27/1996       0.59%
 2/28/1996       0.67%
 2/29/1996       1.12%
  3/1/1996       1.85%
  3/4/1996       1.11%
  3/5/1996       0.82%
  3/6/1996       1.18%
  3/7/1996       0.62%
  3/8/1996       1.25%
 3/11/1996       1.28%
 3/12/1996       0.74%
 3/13/1996       1.12%
 3/14/1996       0.87%
 3/15/1996       1.49%
 3/18/1996       0.83%
 3/19/1996       0.76%
 3/20/1996       1.47%
 3/21/1996       1.05%
 3/22/1996       0.47%
 3/25/1996       1.08%
 3/26/1996       0.71%
 3/27/1996       0.84%
 3/28/1996       0.54%
 3/29/1996       0.69%
  4/1/1996       0.97%
  4/2/1996       0.74%
  4/3/1996       0.58%
  4/4/1996       0.60%
  4/8/1996       1.35%
  4/9/1996       0.88%
 4/10/1996       1.41%
 4/11/1996       0.72%
 4/12/1996       1.38%
 4/15/1996       0.56%
 4/16/1996       1.34%
 4/17/1996       0.87%
 4/18/1996       1.08%
 4/19/1996       0.48%
 4/22/1996       0.81%
 4/23/1996       0.82%
 4/24/1996       1.16%
 4/25/1996       0.58%
 4/26/1996       0.50%
 4/29/1996       0.64%
 4/30/1996       0.51%
  5/1/1996       0.67%
  5/2/1996       0.95%
  5/3/1996       0.62%
  5/6/1996       0.58%
  5/7/1996       0.67%
  5/8/1996       0.89%
  5/9/1996       0.73%
 5/10/1996       0.88%
 5/13/1996       0.86%
 5/14/1996       0.49%
 5/15/1996       0.53%
 5/16/1996       0.62%
 5/17/1996       0.61%
 5/20/1996       0.68%
 5/21/1996       0.60%
 5/22/1996       0.74%
 5/23/1996       0.56%
 5/24/1996       0.66%
 5/28/1996       0.82%
 5/29/1996       0.45%
 5/30/1996       0.68%
 5/31/1996       0.97%
  6/3/1996       0.62%
  6/4/1996       0.66%
  6/5/1996       0.65%
  6/6/1996       0.78%
  6/7/1996       0.86%
 6/10/1996       0.44%
 6/11/1996       0.40%
 6/12/1996       0.64%
 6/13/1996       0.50%
 6/14/1996       0.62%
 6/17/1996       0.42%
 6/18/1996       0.77%
 6/19/1996       0.64%
 6/20/1996       0.76%
 6/21/1996       0.63%
 6/24/1996       0.69%
 6/25/1996       0.90%
 6/26/1996       0.68%
 6/27/1996       0.90%
 6/28/1996       0.62%
  7/1/1996       0.85%
  7/2/1996       0.52%
  7/3/1996       0.86%
  7/5/1996       0.62%
  7/8/1996       0.90%
  7/9/1996       0.58%
 7/10/1996       0.60%
 7/11/1996       1.58%
 7/12/1996       0.80%
 7/15/1996       1.05%
 7/16/1996       1.18%
 7/17/1996       1.52%
 7/18/1996       0.98%
 7/19/1996       0.63%
 7/22/1996       0.67%
 7/23/1996       1.41%
 7/24/1996       0.93%
 7/25/1996       1.37%
 7/26/1996       0.97%
 7/29/1996       0.66%
 7/30/1996       0.76%
 7/31/1996       0.54%
  8/1/1996       0.65%
  8/2/1996       0.90%
  8/5/1996       0.81%
  8/6/1996       0.77%
  8/7/1996       1.26%
  8/8/1996       0.64%
  8/9/1996       0.65%
 8/12/1996       0.55%
 8/13/1996       0.75%
 8/14/1996       0.51%
 8/15/1996       0.31%
 8/16/1996       0.75%
 8/19/1996       0.39%
 8/20/1996       0.54%
 8/21/1996       0.52%
 8/22/1996       0.59%
 8/23/1996       0.38%
 8/26/1996       0.43%
 8/27/1996       0.34%
 8/28/1996       0.48%
 8/29/1996       0.49%
 8/30/1996       0.51%
  9/3/1996       0.81%
  9/4/1996       0.50%
  9/5/1996       0.77%
  9/6/1996       0.57%
  9/9/1996       0.44%
 9/10/1996       0.63%
 9/11/1996       0.54%
 9/12/1996       0.59%
 9/13/1996       1.00%
 9/16/1996       0.44%
 9/17/1996       1.53%
 9/18/1996       0.56%
 9/19/1996       0.75%
 9/20/1996       0.59%
 9/23/1996       0.61%
 9/24/1996       1.09%
 9/25/1996       0.71%
 9/26/1996       0.87%
 9/27/1996       0.56%
 9/30/1996       0.64%
 10/1/1996       0.76%
 10/2/1996       0.81%
 10/3/1996       0.44%
 10/4/1996       0.66%
 10/7/1996       0.92%
 10/8/1996       0.61%
 10/9/1996       0.47%
10/10/1996       0.64%
10/11/1996       0.97%
10/14/1996       1.20%
10/15/1996       0.82%
10/16/1996       0.92%
10/17/1996       1.05%
10/18/1996       0.62%
10/21/1996       0.81%
10/22/1996       0.66%
10/23/1996       0.96%
10/24/1996       0.60%
10/25/1996       0.70%
10/28/1996       0.52%
10/29/1996       0.99%
10/30/1996       0.94%
10/31/1996       0.78%
 11/1/1996       0.74%
 11/4/1996       0.69%
 11/5/1996       0.82%
 11/6/1996       1.21%
 11/7/1996       0.80%
 11/8/1996       0.51%
11/11/1996       0.65%
11/12/1996       0.92%
11/13/1996       0.76%
11/14/1996       0.83%
11/15/1996       0.82%
11/18/1996       0.47%
11/19/1996       1.13%
11/20/1996       0.69%
11/21/1996       0.62%
11/22/1996       0.91%
11/25/1996       0.91%
11/26/1996       0.65%
11/27/1996       0.79%
11/29/1996       0.35%
 12/2/1996       0.78%
 12/3/1996       0.73%
 12/4/1996       0.83%
 12/5/1996       0.77%
 12/6/1996       0.68%
 12/9/1996       1.33%
12/10/1996       0.46%
12/11/1996       1.35%
12/12/1996       0.78%
12/13/1996       0.96%
12/16/1996       1.08%
12/17/1996       0.87%
12/18/1996       1.30%
12/19/1996       0.83%
12/20/1996       0.88%
12/23/1996       0.73%
12/24/1996       0.67%
12/26/1996       0.54%
12/27/1996       1.23%
12/30/1996       0.49%
12/31/1996       0.66%
  1/2/1997       0.82%
  1/3/1997       1.34%
  1/6/1997       0.90%
  1/7/1997       0.99%
  1/8/1997       0.63%
  1/9/1997       0.84%
 1/10/1997       0.67%
 1/13/1997       0.73%
 1/14/1997       0.92%
 1/15/1997       0.94%
 1/16/1997       0.75%
 1/17/1997       0.59%
 1/20/1997       0.91%
 1/21/1997       0.84%
 1/22/1997       0.95%
 1/23/1997       0.84%
 1/24/1997       0.60%
 1/27/1997       0.54%
 1/28/1997       1.17%
 1/29/1997       0.61%
 1/30/1997       1.19%
 1/31/1997       0.73%
  2/3/1997       0.51%
  2/4/1997       0.66%
  2/5/1997       1.17%
  2/6/1997       0.80%
  2/7/1997       0.77%
 2/10/1997       1.34%
 2/11/1997       0.42%
 2/12/1997       0.83%
 2/13/1997       0.86%
 2/14/1997       0.55%
 2/18/1997       0.81%
 2/19/1997       0.69%
 2/20/1997       0.83%
 2/21/1997       0.90%
 2/24/1997       0.90%
 2/25/1997       1.01%
 2/26/1997       0.83%
 2/27/1997       1.24%
 2/28/1997       0.75%
  3/3/1997       1.01%
  3/4/1997       1.11%
  3/5/1997       0.88%
  3/6/1997       1.16%
  3/7/1997       0.90%
 3/10/1997       0.73%
 3/11/1997       0.65%
 3/12/1997       0.85%
 3/13/1997       1.12%
 3/14/1997       0.91%
 3/17/1997       1.02%
 3/18/1997       0.74%
 3/19/1997       1.09%
 3/20/1997       0.83%
 3/21/1997       1.18%
 3/24/1997       1.01%
 3/25/1997       0.94%
 3/26/1997       1.77%
 3/27/1997       0.90%
 3/31/1997       1.32%
  4/1/1997       0.97%
  4/2/1997       0.74%
  4/3/1997       1.34%
  4/4/1997       1.12%
  4/7/1997       0.61%
  4/8/1997       0.97%
  4/9/1997       1.13%
 4/10/1997       1.02%
 4/11/1997       0.91%
 4/14/1997       0.87%
 4/15/1997       1.14%
 4/16/1997       1.07%
 4/17/1997       1.00%
 4/18/1997       1.54%
 4/21/1997       0.86%
 4/22/1997       0.99%
 4/23/1997       1.37%
 4/24/1997       0.77%
 4/25/1997       1.12%
 4/28/1997       0.79%
 4/29/1997       0.92%
 4/30/1997       0.75%
  5/1/1997       0.64%
  5/2/1997       0.83%
  5/5/1997       0.76%
  5/6/1997       0.98%
  5/7/1997       0.74%
  5/8/1997       0.54%
  5/9/1997       0.77%
 5/12/1997       0.74%
 5/13/1997       0.94%
 5/14/1997       0.62%
 5/15/1997       0.86%
 5/16/1997       0.75%
 5/19/1997       0.54%
 5/20/1997       1.23%
 5/21/1997       0.79%
 5/22/1997       0.40%
 5/23/1997       0.46%
 5/27/1997       1.27%
 5/28/1997       0.63%
 5/29/1997       0.87%
 5/30/1997       1.65%
  6/2/1997       0.70%
  6/3/1997       1.53%
  6/4/1997       0.48%
  6/5/1997       0.48%
  6/6/1997       0.75%
  6/9/1997       0.85%
 6/10/1997       1.11%
 6/11/1997       0.57%
 6/12/1997       1.16%
 6/13/1997       0.77%
 6/16/1997       0.78%
 6/17/1997       0.87%
 6/18/1997       1.05%
 6/19/1997       0.91%
 6/20/1997       0.63%
 6/23/1997       0.70%
 6/24/1997       0.82%
 6/25/1997       0.50%
 6/26/1997       0.64%
 6/27/1997       0.71%
 6/30/1997       0.84%
  7/1/1997       1.00%
  7/2/1997       0.69%
  7/3/1997       0.59%
  7/7/1997       0.80%
  7/8/1997       0.84%
  7/9/1997       1.09%
 7/10/1997       0.72%
 7/11/1997       0.92%
 7/14/1997       1.14%
 7/15/1997       1.06%
 7/16/1997       2.05%
 7/17/1997       0.94%
 7/18/1997       0.80%
 7/21/1997       0.71%
 7/22/1997       0.79%
 7/23/1997       0.95%
 7/24/1997       0.87%
 7/25/1997       0.69%
 7/28/1997       0.90%
 7/29/1997       0.75%
 7/30/1997       0.67%
 7/31/1997       0.88%
  8/1/1997       0.99%
  8/4/1997       0.91%
  8/5/1997       0.98%
  8/6/1997       0.59%
  8/7/1997       0.78%
  8/8/1997       0.58%
 8/11/1997       1.19%
 8/12/1997       0.68%
 8/13/1997       0.73%
 8/14/1997       0.82%
 8/15/1997       0.98%
 8/18/1997       0.86%
 8/19/1997       1.06%
 8/20/1997       0.57%
 8/21/1997       0.61%
 8/22/1997       0.72%
 8/25/1997       0.74%
 8/26/1997       0.67%
 8/27/1997       0.73%
 8/28/1997       0.48%
 8/29/1997       0.55%
  9/2/1997       0.90%
  9/3/1997       0.66%
  9/4/1997       0.68%
  9/5/1997       0.75%
  9/8/1997       0.74%
  9/9/1997       0.67%
 9/10/1997       0.79%
 9/11/1997       0.83%
 9/12/1997       0.88%
 9/15/1997       1.06%
 9/16/1997       1.42%
 9/17/1997       0.87%
 9/18/1997       0.66%
 9/19/1997       0.69%
 9/22/1997       0.96%
 9/23/1997       0.76%
 9/24/1997       0.81%
 9/25/1997       0.69%
 9/26/1997       0.55%
 9/29/1997       0.72%
 9/30/1997       0.88%
 10/1/1997       0.68%
 10/2/1997       0.58%
 10/3/1997       0.77%
 10/6/1997       0.60%
 10/7/1997       0.80%
 10/8/1997       0.66%
 10/9/1997       0.60%
10/10/1997       0.70%
10/13/1997       0.55%
10/14/1997       0.83%
10/15/1997       1.01%
10/16/1997       0.87%
10/17/1997       0.86%
10/20/1997       0.72%
10/21/1997       0.82%
10/22/1997       0.77%
10/23/1997       0.74%
10/24/1997       1.11%
10/27/1997       1.19%
10/28/1997       2.23%
10/29/1997       1.16%
10/30/1997       1.43%
10/31/1997       0.76%
 11/3/1997       0.74%
 11/4/1997       0.75%
 11/5/1997       0.82%
 11/6/1997       0.88%
 11/7/1997       0.92%
11/10/1997       0.98%
11/11/1997       0.68%
11/12/1997       1.04%
11/13/1997       1.09%
11/14/1997       0.93%
11/17/1997       0.86%
11/18/1997       1.00%
11/19/1997       0.73%
11/20/1997       0.73%
11/21/1997       0.56%
11/24/1997       0.99%
11/25/1997       0.97%
11/26/1997       0.83%
11/28/1997       0.40%
 12/1/1997       1.33%
 12/2/1997       1.26%
 12/3/1997       0.79%
 12/4/1997       0.75%
 12/5/1997       0.90%
 12/8/1997       0.82%
 12/9/1997       1.45%
12/10/1997       0.87%
12/11/1997       1.22%
12/12/1997       0.98%
12/15/1997       0.80%
12/16/1997       0.92%
12/17/1997       0.83%
12/18/1997       0.89%
12/19/1997       1.15%
12/22/1997       0.71%
12/23/1997       0.84%
12/24/1997       0.73%
12/26/1997       0.50%
12/29/1997       0.80%
12/30/1997       0.93%
12/31/1997       0.75%
  1/2/1998       1.19%
  1/5/1998       1.01%
  1/6/1998       0.96%
  1/7/1998       1.00%
  1/8/1998       1.11%
  1/9/1998       0.87%
 1/12/1998       1.15%
 1/13/1998       1.03%
 1/14/1998       0.94%
 1/15/1998       0.57%
 1/16/1998       0.77%
 1/20/1998       1.09%
 1/21/1998       0.75%
 1/22/1998       1.13%
 1/23/1998       0.73%
 1/26/1998       0.68%
 1/27/1998       0.94%
 1/28/1998       1.25%
 1/29/1998       0.65%
 1/30/1998       0.60%
  2/2/1998       0.86%
  2/3/1998       1.00%
  2/4/1998       0.66%
  2/5/1998       0.83%
  2/6/1998       0.64%
  2/9/1998       0.78%
 2/10/1998       0.54%
 2/11/1998       0.61%
 2/12/1998       0.68%
 2/13/1998       0.63%
 2/17/1998       1.06%
 2/18/1998       0.74%
 2/19/1998       1.06%
 2/20/1998       0.61%
 2/23/1998       1.30%
 2/24/1998       0.62%
 2/25/1998       0.67%
 2/26/1998       0.99%
 2/27/1998       1.04%
  3/2/1998       0.92%
  3/3/1998       0.99%
  3/4/1998       0.81%
  3/5/1998       2.22%
  3/6/1998       0.91%
  3/9/1998       1.59%
 3/10/1998       0.61%
 3/11/1998       0.56%
 3/12/1998       0.76%
 3/13/1998       0.84%
 3/16/1998       0.80%
 3/17/1998       0.95%
 3/18/1998       0.75%
 3/19/1998       0.66%
 3/20/1998       1.20%
 3/23/1998       1.10%
 3/24/1998       0.76%
 3/25/1998       1.19%
 3/26/1998       0.93%
 3/27/1998       0.65%
 3/30/1998       0.79%
 3/31/1998       0.79%
  4/1/1998       0.82%
  4/2/1998       0.76%
  4/3/1998       0.74%
  4/6/1998       1.69%
  4/7/1998       1.02%
  4/8/1998       0.84%
  4/9/1998       0.65%
 4/13/1998       1.04%
 4/14/1998       0.89%
 4/15/1998       1.09%
 4/16/1998       2.26%
 4/17/1998       0.98%
 4/20/1998       1.21%
 4/21/1998       1.10%
 4/22/1998       1.44%
 4/23/1998       0.97%
 4/24/1998       0.66%
 4/27/1998       0.86%
 4/28/1998       0.71%
 4/29/1998       0.59%
 4/30/1998       0.89%
  5/1/1998       1.00%
  5/4/1998       0.83%
  5/5/1998       0.47%
  5/6/1998       0.81%
  5/7/1998       0.80%
  5/8/1998       0.81%
 5/11/1998       0.96%
 5/12/1998       0.68%
 5/13/1998       0.82%
 5/14/1998       0.65%
 5/15/1998       1.14%
 5/18/1998       0.99%
 5/19/1998       0.58%
 5/20/1998       1.45%
 5/21/1998       1.03%
 5/22/1998       0.39%
 5/26/1998       0.72%
 5/27/1998       0.75%
 5/28/1998       0.65%
 5/29/1998       1.01%
  6/1/1998       1.61%
  6/2/1998       1.06%
  6/3/1998       1.03%
  6/4/1998       1.05%
  6/5/1998       0.63%
  6/8/1998       0.79%
  6/9/1998       1.04%
 6/10/1998       1.05%
 6/11/1998       0.72%
 6/12/1998       0.84%
 6/15/1998       0.90%
 6/16/1998       1.35%
 6/17/1998       1.18%
 6/18/1998       0.73%
 6/19/1998       0.95%
 6/22/1998       1.28%
 6/23/1998       0.99%
 6/24/1998       1.41%
 6/25/1998       0.76%
 6/26/1998       0.54%
 6/29/1998       0.79%
 6/30/1998       0.91%
  7/1/1998       0.69%
  7/2/1998       0.92%
  7/6/1998       0.83%
  7/7/1998       0.94%
  7/8/1998       0.94%
  7/9/1998       1.11%
 7/10/1998       0.92%
 7/13/1998       1.24%
 7/14/1998       1.08%
 7/15/1998       1.58%
 7/16/1998       0.71%
 7/17/1998       0.71%
 7/20/1998       0.85%
 7/21/1998       1.15%
 7/22/1998       0.99%
 7/23/1998       1.08%
 7/24/1998       0.87%
 7/27/1998       0.89%
 7/28/1998       0.88%
 7/29/1998       0.94%
 7/30/1998       1.32%
 7/31/1998       0.82%
  8/3/1998       1.19%
  8/4/1998       1.14%
  8/5/1998       1.07%
  8/6/1998       1.79%
  8/7/1998       1.02%
 8/10/1998       0.91%
 8/11/1998       1.06%
 8/12/1998       0.70%
 8/13/1998       0.93%
 8/14/1998       0.85%
 8/17/1998       1.11%
 8/18/1998       0.93%
 8/19/1998       0.91%
 8/20/1998       1.37%
 8/21/1998       0.90%
 8/24/1998       0.83%
 8/25/1998       0.66%
 8/26/1998       0.94%
 8/27/1998       1.22%
 8/28/1998       1.60%
 8/31/1998       2.22%
  9/1/1998       1.91%
  9/2/1998       1.53%
  9/3/1998       1.44%
  9/4/1998       1.58%
  9/8/1998       1.67%
  9/9/1998       1.57%
 9/10/1998       1.45%
 9/11/1998       1.74%
 9/14/1998       1.27%
 9/15/1998       1.18%
 9/16/1998       1.15%
 9/17/1998       1.06%
 9/18/1998       0.90%
 9/21/1998       0.92%
 9/22/1998       1.26%
 9/23/1998       1.50%
 9/24/1998       1.13%
 9/25/1998       1.23%
 9/28/1998       1.18%
 9/29/1998       1.54%
 9/30/1998       1.15%
 10/1/1998       1.73%
 10/2/1998       1.73%
 10/5/1998       2.20%
 10/6/1998       1.42%
 10/7/1998       2.09%
 10/8/1998       1.70%
 10/9/1998       3.03%
10/12/1998       1.74%
10/13/1998       1.69%
10/14/1998       1.21%
10/15/1998       1.55%
10/16/1998       1.72%
10/19/1998       0.99%
10/20/1998       1.44%
10/21/1998       1.78%
10/22/1998       1.33%
10/23/1998       0.91%
10/26/1998       1.12%
10/27/1998       1.05%
10/28/1998       1.18%
10/29/1998       0.98%
10/30/1998       1.44%
 11/2/1998       0.79%
 11/3/1998       1.14%
 11/4/1998       1.75%
 11/5/1998       0.96%
 11/6/1998       0.80%
 11/9/1998       0.94%
11/10/1998       1.34%
11/11/1998       1.74%
11/12/1998       1.00%
11/13/1998       1.00%
11/16/1998       0.99%
11/17/1998       1.25%
11/18/1998       0.88%
11/19/1998       0.94%
11/20/1998       0.81%
11/23/1998       1.34%
11/24/1998       0.94%
11/25/1998       0.74%
11/27/1998       1.03%
11/30/1998       0.84%
 12/1/1998       1.98%
 12/2/1998       1.11%
 12/3/1998       0.94%
 12/4/1998       1.21%
 12/7/1998       1.16%
 12/8/1998       1.20%
 12/9/1998       1.02%
12/10/1998       1.01%
12/11/1998       1.11%
12/14/1998       1.32%
12/15/1998       1.38%
12/16/1998       1.08%
12/17/1998       1.57%
12/18/1998       1.20%
12/21/1998       1.10%
12/22/1998       1.39%
12/23/1998       1.03%
12/24/1998       0.49%
12/28/1998       0.72%
12/29/1998       1.19%
12/30/1998       0.78%
12/31/1998       0.72%
  1/4/1999       1.02%
  1/5/1999       1.21%
  1/6/1999       1.29%
  1/7/1999       0.98%
  1/8/1999       1.37%
 1/11/1999       2.16%
 1/12/1999       1.29%
 1/13/1999       1.20%
 1/14/1999       0.89%
 1/15/1999       1.18%
 1/19/1999       1.96%
 1/20/1999       1.29%
 1/21/1999       1.26%
 1/22/1999       1.05%
 1/25/1999       1.03%
 1/26/1999       1.89%
 1/27/1999       1.39%
 1/28/1999       1.20%
 1/29/1999       1.57%
  2/1/1999       1.02%
  2/2/1999       0.91%
  2/3/1999       1.06%
  2/4/1999       1.82%
  2/5/1999       1.27%
  2/8/1999       1.29%
  2/9/1999       1.35%
 2/10/1999       0.91%
 2/11/1999       1.86%
 2/12/1999       1.17%
 2/16/1999       1.40%
 2/17/1999       1.40%
 2/18/1999       1.35%
 2/19/1999       0.95%
 2/22/1999       0.93%
 2/23/1999       1.39%
 2/24/1999       1.22%
 2/25/1999       0.93%
 2/26/1999       1.95%
  3/1/1999       0.87%
  3/2/1999       1.63%
  3/3/1999       1.20%
  3/4/1999       0.98%
  3/5/1999       0.67%
  3/8/1999       1.41%
  3/9/1999       1.27%
 3/10/1999       1.35%
 3/11/1999       0.85%
 3/12/1999       0.94%
 3/15/1999       1.23%
 3/16/1999       1.06%
 3/17/1999       0.94%
 3/18/1999       0.99%
 3/19/1999       1.19%
 3/22/1999       1.16%
 3/23/1999       0.74%
 3/24/1999       1.29%
 3/25/1999       1.51%
 3/26/1999       0.82%
 3/29/1999       1.30%
 3/30/1999       1.19%
 3/31/1999       0.87%
  4/1/1999       0.94%
  4/5/1999       1.58%
  4/6/1999       1.26%
  4/7/1999       1.48%
  4/8/1999       1.00%
  4/9/1999       0.81%
 4/12/1999       2.13%
 4/13/1999       1.13%
 4/14/1999       2.52%
 4/15/1999       2.38%
 4/16/1999       1.85%
 4/19/1999       2.81%
 4/20/1999       1.87%
 4/21/1999       1.76%
 4/22/1999       1.91%
 4/23/1999       1.21%
 4/26/1999       1.73%
 4/27/1999       1.62%
 4/28/1999       2.19%
 4/29/1999       1.56%
 4/30/1999       0.94%
  5/3/1999       1.39%
  5/4/1999       1.37%
  5/5/1999       1.28%
  5/6/1999       1.59%
  5/7/1999       1.06%
 5/10/1999       1.03%
 5/11/1999       0.94%
 5/12/1999       1.22%
 5/13/1999       1.25%
 5/14/1999       1.05%
 5/17/1999       1.53%
 5/18/1999       0.99%
 5/19/1999       0.90%
 5/20/1999       1.38%
 5/21/1999       1.09%
 5/24/1999       1.01%
 5/25/1999       1.38%
 5/26/1999       1.35%
 5/27/1999       1.23%
 5/28/1999       1.02%
  6/1/1999       1.92%
  6/2/1999       1.26%
  6/3/1999       1.27%
  6/4/1999       1.49%
  6/7/1999       0.97%
  6/8/1999       0.82%
  6/9/1999       1.30%
 6/10/1999       1.48%
 6/11/1999       0.72%
 6/14/1999       1.15%
 6/15/1999       0.97%
 6/16/1999       1.92%
 6/17/1999       0.97%
 6/18/1999       1.31%
 6/21/1999       1.69%
 6/22/1999       0.90%
 6/23/1999       0.99%
 6/24/1999       1.11%
 6/25/1999       0.61%
 6/28/1999       1.07%
 6/29/1999       0.96%
 6/30/1999       1.57%
  7/1/1999       1.08%
  7/2/1999       0.77%
  7/6/1999       0.82%
  7/7/1999       1.64%
  7/8/1999       0.98%
  7/9/1999       1.16%
 7/12/1999       0.55%
 7/13/1999       0.70%
 7/14/1999       1.05%
 7/15/1999       0.78%
 7/16/1999       0.87%
 7/19/1999       0.82%
 7/20/1999       1.54%
 7/21/1999       0.82%
 7/22/1999       1.36%
 7/23/1999       0.82%
 7/26/1999       1.18%
 7/27/1999       1.60%
 7/28/1999       1.15%
 7/29/1999       0.82%
 7/30/1999       1.31%
  8/2/1999       0.93%
  8/3/1999       1.22%
  8/4/1999       1.06%
  8/5/1999       1.05%
  8/6/1999       1.08%
  8/9/1999       1.22%
 8/10/1999       1.29%
 8/11/1999       1.55%
 8/12/1999       1.08%
 8/13/1999       1.42%
 8/16/1999       0.73%
 8/17/1999       1.14%
 8/18/1999       0.85%
 8/19/1999       0.89%
 8/20/1999       1.14%
 8/23/1999       1.04%
 8/24/1999       1.22%
 8/25/1999       1.46%
 8/26/1999       0.98%
 8/27/1999       0.93%
 8/30/1999       1.10%
 8/31/1999       1.37%
  9/1/1999       0.86%
  9/2/1999       0.90%
  9/3/1999       1.42%
  9/7/1999       1.28%
  9/8/1999       0.76%
  9/9/1999       1.19%
 9/10/1999       0.89%
 9/13/1999       1.19%
 9/14/1999       1.26%
 9/15/1999       1.28%
 9/16/1999       1.06%
 9/17/1999       1.12%
 9/20/1999       0.70%
 9/21/1999       0.73%
 9/22/1999       0.98%
 9/23/1999       1.37%
 9/24/1999       1.15%
 9/27/1999       1.20%
 9/28/1999       0.89%
 9/29/1999       1.48%
 9/30/1999       1.36%
 10/1/1999       1.56%
 10/4/1999       1.57%
 10/5/1999       1.04%
 10/6/1999       1.29%
 10/7/1999       1.03%
 10/8/1999       1.45%
10/11/1999       0.97%
10/12/1999       0.77%
10/13/1999       1.21%
10/14/1999       0.75%
10/15/1999       0.85%
10/18/1999       1.26%
10/19/1999       2.22%
10/20/1999       1.79%
10/21/1999       1.18%
10/22/1999       1.95%
10/25/1999       0.99%
10/26/1999       1.37%
10/27/1999       2.02%
10/28/1999       1.97%
10/29/1999       1.80%
 11/1/1999       1.25%
 11/2/1999       1.12%
 11/3/1999       1.19%
 11/4/1999       1.26%
 11/5/1999       1.29%
 11/8/1999       1.32%
 11/9/1999       0.92%
11/10/1999       1.10%
11/11/1999       1.01%
11/12/1999       1.63%
11/15/1999       1.16%
11/16/1999       1.11%
11/17/1999       1.44%
11/18/1999       1.46%
11/19/1999       0.87%
11/22/1999       1.45%
11/23/1999       0.92%
11/24/1999       1.17%
11/26/1999       0.86%
11/29/1999       1.31%
11/30/1999       1.62%
 12/1/1999       1.36%
 12/2/1999       1.43%
 12/3/1999       0.94%
 12/6/1999       1.57%
 12/7/1999       1.29%
 12/8/1999       1.19%
 12/9/1999       1.46%
12/10/1999       1.59%
12/13/1999       1.41%
12/14/1999       1.47%
12/15/1999       2.06%
12/16/1999       1.95%
12/17/1999       1.53%
12/20/1999       1.53%
12/21/1999       1.67%
12/22/1999       1.18%
12/23/1999       0.99%
12/27/1999       1.35%
12/28/1999       1.02%
12/29/1999       1.19%
12/30/1999       0.76%
12/31/1999       0.74%
  1/3/2000       2.22%
  1/4/2000       1.44%
  1/5/2000       1.81%
  1/6/2000       2.82%
  1/7/2000       2.42%
 1/10/2000       3.53%
 1/11/2000       1.37%
 1/12/2000       1.68%
 1/13/2000       1.10%
 1/14/2000       2.60%
 1/18/2000       1.69%
 1/19/2000       1.33%
 1/20/2000       1.50%
 1/21/2000       1.54%
 1/24/2000       1.37%
 1/25/2000       1.75%
 1/26/2000       2.38%
 1/27/2000       1.53%
 1/28/2000       1.67%
 1/31/2000       2.06%
  2/1/2000       1.61%
  2/2/2000       1.18%
  2/3/2000       1.68%
  2/4/2000       1.53%
  2/7/2000       1.59%
  2/8/2000       1.59%
  2/9/2000       1.03%
 2/10/2000       1.75%
 2/11/2000       1.22%
 2/14/2000       1.59%
 2/15/2000       1.70%
 2/16/2000       1.25%
 2/17/2000       1.83%
 2/18/2000       1.14%
 2/22/2000       1.47%
 2/23/2000       1.76%
 2/24/2000       1.98%
 2/25/2000       1.30%
 2/28/2000       1.42%
 2/29/2000       1.65%
  3/1/2000       1.61%
  3/2/2000       1.55%
  3/3/2000       1.72%
  3/6/2000       1.11%
  3/7/2000       4.58%
  3/8/2000       2.46%
  3/9/2000       1.63%
 3/10/2000       1.65%
 3/13/2000       1.75%
 3/14/2000       1.55%
 3/15/2000       3.35%
 3/16/2000       2.04%
 3/17/2000       2.44%
 3/20/2000       1.51%
 3/21/2000       1.41%
 3/22/2000       1.85%
 3/23/2000       1.81%
 3/24/2000       1.10%
 3/27/2000       1.64%
 3/28/2000       1.41%
 3/29/2000       2.52%
 3/30/2000       2.46%
 3/31/2000       1.54%
  4/3/2000       3.45%
  4/4/2000       2.21%
  4/5/2000       1.72%
  4/6/2000       1.49%
  4/7/2000       2.03%
 4/10/2000       2.44%
 4/11/2000       1.69%
 4/12/2000       3.06%
 4/13/2000       1.56%
 4/14/2000       2.04%
 4/17/2000       4.24%
 4/18/2000       2.59%
 4/19/2000       1.99%
 4/20/2000       1.65%
 4/24/2000       2.53%
 4/25/2000       2.46%
 4/26/2000       1.38%
 4/27/2000       2.06%
 4/28/2000       1.41%
  5/1/2000       1.18%
  5/2/2000       2.19%
  5/3/2000       1.69%
  5/4/2000       1.27%
  5/5/2000       1.20%
  5/8/2000       2.06%
  5/9/2000       1.26%
 5/10/2000       2.87%
 5/11/2000       1.89%
 5/12/2000       1.39%
 5/15/2000       1.49%
 5/16/2000       1.53%
 5/17/2000       0.75%
 5/18/2000       1.38%
 5/19/2000       1.56%
 5/22/2000       1.64%
 5/23/2000       2.13%
 5/24/2000       1.99%
 5/25/2000       1.36%
 5/26/2000       1.39%
 5/30/2000       2.69%
 5/31/2000       1.73%
  6/1/2000       1.83%
  6/2/2000       3.02%
  6/5/2000       1.43%
  6/6/2000       1.76%
  6/7/2000       1.26%
  6/8/2000       1.16%
  6/9/2000       1.63%
 6/12/2000       1.52%
 6/13/2000       1.67%
 6/14/2000       1.77%
 6/15/2000       1.92%
 6/16/2000       1.69%
 6/19/2000       2.13%
 6/20/2000       1.50%
 6/21/2000       1.14%
 6/22/2000       1.56%
 6/23/2000       1.46%
 6/26/2000       1.46%
 6/27/2000       1.75%
 6/28/2000       1.29%
 6/29/2000       1.45%
 6/30/2000       2.72%
  7/3/2000       1.64%
  7/5/2000       2.27%
  7/6/2000       1.61%
  7/7/2000       1.84%
 7/10/2000       1.36%
 7/11/2000       1.59%
 7/12/2000       1.60%
 7/13/2000       1.65%
 7/14/2000       1.39%
 7/17/2000       1.40%
 7/18/2000       1.21%
 7/19/2000       1.62%
 7/20/2000       1.54%
 7/21/2000       1.56%
 7/24/2000       1.31%
 7/25/2000       1.49%
 7/26/2000       1.50%
 7/27/2000       2.22%
 7/28/2000       1.28%
 7/31/2000       1.81%
  8/1/2000       1.75%
  8/2/2000       1.03%
  8/3/2000       1.59%
  8/4/2000       1.54%
  8/7/2000       1.25%
  8/8/2000       1.69%
  8/9/2000       1.74%
 8/10/2000       1.49%
 8/11/2000       0.80%
 8/14/2000       1.37%
 8/15/2000       1.30%
 8/16/2000       1.16%
 8/17/2000       1.26%
 8/18/2000       1.09%
 8/21/2000       0.96%
 8/22/2000       0.97%
 8/23/2000       1.63%
 8/24/2000       1.24%
 8/25/2000       0.99%
 8/28/2000       1.13%
 8/29/2000       0.65%
 8/30/2000       1.13%
 8/31/2000       1.43%
  9/1/2000       0.91%
  9/5/2000       1.90%
  9/6/2000       1.80%
  9/7/2000       1.54%
  9/8/2000       1.91%
 9/11/2000       1.62%
 9/12/2000       1.18%
 9/13/2000       1.05%
 9/14/2000       1.24%
 9/15/2000       1.69%
 9/18/2000       1.12%
 9/19/2000       2.57%
 9/20/2000       1.29%
 9/21/2000       1.90%
 9/22/2000       3.27%
 9/25/2000       1.58%
 9/26/2000       1.93%
 9/27/2000       1.03%
 9/28/2000       1.80%
 9/29/2000       1.87%
 10/2/2000       1.51%
 10/3/2000       1.89%
 10/4/2000       2.05%
 10/5/2000       1.67%
 10/6/2000       1.42%
 10/9/2000       1.09%
10/10/2000       2.30%
10/11/2000       1.50%
10/12/2000       2.27%
10/13/2000       3.48%
10/16/2000       2.19%
10/17/2000       2.12%
10/18/2000       1.70%
10/19/2000       3.94%
10/20/2000       1.61%
10/23/2000       1.70%
10/24/2000       2.65%
10/25/2000       2.55%
10/26/2000       2.14%
10/27/2000       1.29%
10/30/2000       2.39%
10/31/2000       1.95%
 11/1/2000       1.74%
 11/2/2000       1.67%
 11/3/2000       1.14%
 11/6/2000       1.19%
 11/7/2000       1.37%
 11/8/2000       2.43%
 11/9/2000       1.95%
11/10/2000       2.53%
11/13/2000       2.03%
11/14/2000       2.26%
11/15/2000       1.39%
11/16/2000       1.69%
11/17/2000       1.45%
11/20/2000       1.68%
11/21/2000       1.31%
11/22/2000       1.59%
11/24/2000       2.04%
11/27/2000       1.92%
11/28/2000       2.11%
11/29/2000       1.60%
11/30/2000       2.02%
 12/1/2000       1.86%
 12/4/2000       1.65%
 12/5/2000       4.14%
 12/6/2000       1.91%
 12/7/2000       1.86%
 12/8/2000       2.55%
12/11/2000       2.80%
12/12/2000       1.82%
12/13/2000       2.06%
12/14/2000       1.48%
12/15/2000       1.34%
12/18/2000       1.89%
12/19/2000       2.39%
12/20/2000       2.82%
12/21/2000       1.75%
12/22/2000       2.35%
12/26/2000       1.54%
12/27/2000       1.44%
12/28/2000       1.37%
12/29/2000       1.56%
  1/2/2001       2.51%
  1/3/2001       6.93%
  1/4/2001       3.88%
  1/5/2001       2.52%
  1/8/2001       1.56%
  1/9/2001       2.25%
 1/10/2001       1.58%
 1/11/2001       2.39%
 1/12/2001       1.53%
 1/16/2001       1.68%
 1/17/2001       1.86%
 1/18/2001       2.20%
 1/19/2001       1.93%
 1/22/2001       2.01%
 1/23/2001       0.97%
 1/24/2001       1.20%
 1/25/2001       2.08%
 1/26/2001       1.22%
 1/29/2001       1.59%
 1/30/2001       1.37%
 1/31/2001       1.92%
  2/1/2001       1.13%
  2/2/2001       1.98%
  2/5/2001       1.40%
  2/6/2001       0.98%
  2/7/2001       1.81%
  2/8/2001       1.27%
  2/9/2001       1.88%
 2/12/2001       1.32%
 2/13/2001       1.33%
 2/14/2001       2.25%
 2/15/2001       1.76%
 2/16/2001       2.51%
 2/20/2001       2.52%
 2/21/2001       1.54%
 2/22/2001       0.91%
 2/23/2001       0.95%
 2/26/2001       1.88%
 2/27/2001       1.90%
 2/28/2001       1.27%
  3/1/2001       2.02%
  3/2/2001       2.16%
  3/5/2001       1.28%
  3/6/2001       1.79%
  3/7/2001       1.48%
  3/8/2001       1.46%
  3/9/2001       2.34%
 3/12/2001       1.80%
 3/13/2001       2.59%
 3/14/2001       1.01%
 3/15/2001       1.77%
 3/16/2001       0.96%
 3/19/2001       1.30%
 3/20/2001       2.17%
 3/21/2001       1.83%
 3/22/2001       3.87%
 3/23/2001       1.54%
 3/26/2001       1.72%
 3/27/2001       1.59%
 3/28/2001       2.67%
 3/29/2001       1.36%
 3/30/2001       1.17%
  4/2/2001       1.82%
  4/3/2001       1.53%
  4/4/2001       2.11%
  4/5/2001       3.70%
  4/6/2001       1.81%
  4/9/2001       1.39%
 4/10/2001       2.55%
 4/11/2001       2.92%
 4/12/2001       1.36%
 4/16/2001       1.73%
 4/17/2001       1.18%
 4/18/2001       4.26%
 4/19/2001       2.57%
 4/20/2001       0.77%
 4/23/2001       2.24%
 4/24/2001       1.25%
 4/25/2001       1.15%
 4/26/2001       1.56%
 4/27/2001       1.47%
 4/30/2001       1.45%
  5/1/2001       1.39%
  5/2/2001       1.58%
  5/3/2001       1.27%
  5/4/2001       0.75%
  5/7/2001       0.70%
  5/8/2001       0.91%
  5/9/2001       1.46%
 5/10/2001       1.29%
 5/11/2001       0.83%
 5/14/2001       0.92%
 5/15/2001       0.76%
 5/16/2001       1.33%
 5/17/2001       1.09%
 5/18/2001       0.86%
 5/21/2001       1.96%
 5/22/2001       1.06%
 5/23/2001       1.14%
 5/24/2001       1.08%
 5/25/2001       0.74%
 5/29/2001       1.68%
 5/30/2001       1.79%
 5/31/2001       0.83%
  6/1/2001       1.22%
  6/4/2001       0.77%
  6/5/2001       1.63%
  6/6/2001       0.73%
  6/7/2001       1.68%
  6/8/2001       0.89%
 6/11/2001       1.04%
 6/12/2001       0.73%
 6/13/2001       1.06%
 6/14/2001       1.41%
 6/15/2001       0.99%
 6/18/2001       1.30%
 6/19/2001       1.07%
 6/20/2001       1.30%
 6/21/2001       1.65%
 6/22/2001       1.14%
 6/25/2001       1.40%
 6/26/2001       0.92%
 6/27/2001       1.13%
 6/28/2001       1.19%
 6/29/2001       1.26%
  7/2/2001       0.92%
  7/3/2001       0.29%
  7/5/2001       1.15%
  7/6/2001       1.78%
  7/9/2001       0.87%
 7/10/2001       1.38%
 7/11/2001       1.47%
 7/12/2001       2.74%
 7/13/2001       0.68%
 7/16/2001       1.49%
 7/17/2001       0.95%
 7/18/2001       2.07%
 7/19/2001       1.47%
 7/20/2001       1.16%
 7/23/2001       0.83%
 7/24/2001       1.16%
 7/25/2001       1.09%
 7/26/2001       1.38%
 7/27/2001       0.83%
 7/30/2001       0.56%
 7/31/2001       0.82%
  8/1/2001       1.59%
  8/2/2001       1.41%
  8/3/2001       0.58%
  8/6/2001       0.83%
  8/7/2001       0.65%
  8/8/2001       1.09%
  8/9/2001       0.52%
 8/10/2001       0.68%
 8/13/2001       0.98%
 8/14/2001       1.07%
 8/15/2001       1.25%
 8/16/2001       0.84%
 8/17/2001       1.69%
 8/20/2001       1.18%
 8/21/2001       1.39%
 8/22/2001       1.08%
 8/23/2001       0.96%
 8/24/2001       1.80%
 8/27/2001       0.75%
 8/28/2001       0.97%
 8/29/2001       0.85%
 8/30/2001       1.68%
 8/31/2001       0.85%
  9/4/2001       1.53%
  9/5/2001       1.12%
  9/6/2001       1.35%
  9/7/2001       1.35%
 9/10/2001       1.42%
 9/17/2001       4.31%
 9/18/2001       1.72%
 9/19/2001       1.29%
 9/20/2001       1.95%
 9/21/2001       2.06%
 9/24/2001       2.74%
 9/25/2001       1.39%
 9/26/2001       1.97%
 9/27/2001       1.79%
 9/28/2001       1.35%
 10/1/2001       1.14%
 10/2/2001       1.31%
 10/3/2001       2.95%
 10/4/2001       1.52%
 10/5/2001       1.46%
 10/8/2001       1.66%
 10/9/2001       1.67%
10/10/2001       1.68%
10/11/2001       2.58%
10/12/2001       1.09%
10/15/2001       1.29%
10/16/2001       1.01%
10/17/2001       1.55%
10/18/2001       1.25%
10/19/2001       1.17%
10/22/2001       1.51%
10/23/2001       1.29%
10/24/2001       1.52%
10/25/2001       1.13%
10/26/2001       0.93%
10/29/2001       1.68%
10/30/2001       1.26%
10/31/2001       1.38%
 11/1/2001       1.51%
 11/2/2001       1.16%
 11/5/2001       1.07%
 11/6/2001       1.23%
 11/7/2001       1.03%
 11/8/2001       1.17%
 11/9/2001       0.79%
11/12/2001       0.90%
11/13/2001       1.28%
11/14/2001       1.63%
11/15/2001       1.61%
11/16/2001       0.79%
11/19/2001       0.93%
11/20/2001       1.75%
11/21/2001       0.99%
11/23/2001       0.65%
11/26/2001       1.23%
11/27/2001       0.73%
11/28/2001       1.29%
11/29/2001       0.93%
11/30/2001       1.07%
 12/3/2001       1.16%
 12/4/2001       1.18%
 12/5/2001       1.95%
 12/6/2001       1.17%
 12/7/2001       1.21%
12/10/2001       1.04%
12/11/2001       1.39%
12/12/2001       1.19%
12/13/2001       1.78%
12/14/2001       1.16%
12/17/2001       1.11%
12/18/2001       0.88%
12/19/2001       1.61%
12/20/2001       1.40%
12/21/2001       0.96%
12/24/2001       0.51%
12/26/2001       0.52%
12/27/2001       0.68%
12/28/2001       0.58%
12/31/2001       0.66%
  1/2/2002       1.46%
  1/3/2002       2.27%
  1/4/2002       1.13%
  1/7/2002       0.85%
  1/8/2002       0.86%
  1/9/2002       0.92%
 1/10/2002       1.01%
 1/11/2002       0.84%
 1/14/2002       0.85%
 1/15/2002       0.86%
 1/16/2002       1.10%
 1/17/2002       1.08%
 1/18/2002       1.22%
 1/22/2002       1.79%
 1/23/2002       1.21%
 1/24/2002       1.06%
 1/25/2002       1.11%
 1/28/2002       0.93%
 1/29/2002       1.23%
 1/30/2002       1.15%
 1/31/2002       0.67%
  2/1/2002       0.88%
  2/4/2002       1.49%
  2/5/2002       1.09%
  2/6/2002       1.06%
  2/7/2002       1.56%
  2/8/2002       1.26%
 2/11/2002       1.20%
 2/12/2002       0.79%
 2/13/2002       1.04%
 2/14/2002       0.62%
 2/15/2002       1.31%
 2/19/2002       0.88%
 2/20/2002       0.73%
 2/21/2002       1.89%
 2/22/2002       1.04%
 2/25/2002       1.41%
 2/26/2002       0.96%
 2/27/2002       0.90%
 2/28/2002       1.08%
  3/1/2002       2.10%
  3/4/2002       1.78%
  3/5/2002       1.48%
  3/6/2002       0.79%
  3/7/2002       0.91%
  3/8/2002       1.33%
 3/11/2002       0.92%
 3/12/2002       1.07%
 3/13/2002       1.08%
 3/14/2002       0.66%
 3/15/2002       0.87%
 3/18/2002       0.68%
 3/19/2002       0.53%
 3/20/2002       1.16%
 3/21/2002       1.45%
 3/22/2002       0.83%
 3/25/2002       0.66%
 3/26/2002       1.08%
 3/27/2002       0.75%
 3/28/2002       0.74%
  4/1/2002       1.12%
  4/2/2002       1.55%
  4/3/2002       0.54%
  4/4/2002       1.12%
  4/5/2002       1.04%
  4/8/2002       0.87%
  4/9/2002       1.63%
 4/10/2002       0.86%
 4/11/2002       1.24%
 4/12/2002       1.27%
 4/15/2002       1.08%
 4/16/2002       1.88%
 4/17/2002       1.18%
 4/18/2002       1.08%
 4/19/2002       0.92%
 4/22/2002       1.31%
 4/23/2002       1.19%
 4/24/2002       0.99%
 4/25/2002       0.98%
 4/26/2002       1.31%
 4/29/2002       1.22%
 4/30/2002       0.79%
  5/1/2002       1.11%
  5/2/2002       1.54%
  5/3/2002       1.23%
  5/6/2002       1.05%
  5/7/2002       1.03%
  5/8/2002       3.60%
  5/9/2002       1.14%
 5/10/2002       1.32%
 5/13/2002       1.59%
 5/14/2002       1.77%
 5/15/2002       1.00%
 5/16/2002       1.18%
 5/17/2002       0.93%
 5/20/2002       1.04%
 5/21/2002       1.24%
 5/22/2002       0.88%
 5/23/2002       0.90%
 5/24/2002       0.85%
 5/28/2002       0.62%
 5/29/2002       1.20%
 5/30/2002       0.83%
 5/31/2002       1.03%
  6/3/2002       0.94%
  6/4/2002       1.34%
  6/5/2002       1.02%
  6/6/2002       1.07%
  6/7/2002       2.33%
 6/10/2002       1.12%
 6/11/2002       1.21%
 6/12/2002       1.86%
 6/13/2002       0.95%
 6/14/2002       0.99%
 6/17/2002       1.13%
 6/18/2002       0.88%
 6/19/2002       1.97%
 6/20/2002       1.53%
 6/21/2002       1.26%
 6/24/2002       1.46%
 6/25/2002       1.54%
 6/26/2002       1.57%
 6/27/2002       1.29%
 6/28/2002       1.81%
  7/1/2002       1.76%
  7/2/2002       1.00%
  7/3/2002       2.10%
  7/5/2002       1.88%
  7/8/2002       1.51%
  7/9/2002       1.06%
 7/10/2002       1.40%
 7/11/2002       2.48%
 7/12/2002       1.48%
 7/15/2002       1.77%
 7/16/2002       1.16%
 7/17/2002       1.53%
 7/18/2002       1.76%
 7/19/2002       1.43%
 7/22/2002       2.70%
 7/23/2002       2.91%
 7/24/2002       1.74%
 7/25/2002       3.27%
 7/26/2002       1.68%
 7/29/2002       1.65%
 7/30/2002       2.18%
 7/31/2002       1.93%
  8/1/2002       1.83%
  8/2/2002       1.81%
  8/5/2002       1.58%
  8/6/2002       1.61%
  8/7/2002       0.99%
  8/8/2002       1.51%
  8/9/2002       0.91%
 8/12/2002       0.88%
 8/13/2002       1.13%
 8/14/2002       1.85%
 8/15/2002       1.73%
 8/16/2002       1.66%
 8/19/2002       1.29%
 8/20/2002       1.01%
 8/21/2002       1.25%
 8/22/2002       0.95%
 8/23/2002       1.22%
 8/26/2002       0.79%
 8/27/2002       1.43%
 8/28/2002       0.85%
 8/29/2002       1.21%
 8/30/2002       1.06%
  9/3/2002       1.24%
  9/4/2002       1.06%
  9/5/2002       1.59%
  9/6/2002       1.84%
  9/9/2002       0.83%
 9/10/2002       1.27%
 9/11/2002       0.86%
 9/12/2002       1.07%
 9/13/2002       1.16%
 9/16/2002       1.17%
 9/17/2002       1.44%
 9/18/2002       0.96%
 9/19/2002       1.29%
 9/20/2002       1.13%
 9/23/2002       1.54%
 9/24/2002       1.36%
 9/25/2002       1.40%
 9/26/2002       1.83%
 9/27/2002       1.16%
 9/30/2002       1.68%
 10/1/2002       1.45%
 10/2/2002       1.33%
 10/3/2002       2.29%
 10/4/2002       1.30%
 10/7/2002       1.48%
 10/8/2002       2.69%
 10/9/2002       2.00%
10/10/2002       2.33%
10/11/2002       1.99%
10/14/2002       1.17%
10/15/2002       2.70%
10/16/2002       2.82%
10/17/2002       2.17%
10/18/2002       1.16%
10/21/2002       1.94%
10/22/2002       1.91%
10/23/2002       1.87%
10/24/2002       1.04%
10/25/2002       1.52%
10/28/2002       1.36%
10/29/2002       1.51%
10/30/2002       1.81%
10/31/2002       1.12%
 11/1/2002       1.51%
 11/4/2002       2.03%
 11/5/2002       1.22%
 11/6/2002       1.44%
 11/7/2002       1.61%
 11/8/2002       1.41%
11/11/2002       1.23%
11/12/2002       1.67%
11/13/2002       1.21%
11/14/2002       1.49%
11/15/2002       0.86%
11/18/2002       0.68%
11/19/2002       1.10%
11/20/2002       1.68%
11/21/2002       2.59%
11/22/2002       0.99%
11/25/2002       1.32%
11/26/2002       0.95%
11/27/2002       1.20%
11/29/2002       0.72%
 12/2/2002       0.64%
 12/3/2002       1.94%
 12/4/2002       1.62%
 12/5/2002       0.83%
 12/6/2002       0.64%
 12/9/2002       1.76%
12/10/2002       0.92%
12/11/2002       0.70%
12/12/2002       0.70%
12/13/2002       1.18%
12/16/2002       1.10%
12/17/2002       0.75%
12/18/2002       1.36%
12/19/2002       0.42%
12/20/2002       0.71%
12/23/2002       1.00%
12/24/2002       0.53%
12/26/2002       0.65%
12/27/2002       0.50%
12/30/2002       1.07%
12/31/2002       0.62%
  1/2/2003       1.30%
  1/3/2003       1.19%
  1/6/2003       1.75%
  1/7/2003       1.21%
  1/8/2003       1.24%
  1/9/2003       0.98%
 1/10/2003       0.82%
 1/13/2003       0.69%
 1/14/2003       0.63%
 1/15/2003       0.68%
 1/16/2003       1.12%
 1/17/2003       1.75%
 1/21/2003       0.72%
 1/22/2003       0.94%
 1/23/2003       1.88%
 1/24/2003       1.25%
 1/27/2003       0.87%
 1/28/2003       0.86%
 1/29/2003       1.20%
 1/30/2003       1.22%
 1/31/2003       1.04%
  2/3/2003       0.71%
  2/4/2003       1.18%
  2/5/2003       0.56%
  2/6/2003       0.93%
  2/7/2003       0.50%
 2/10/2003       0.56%
 2/11/2003       0.77%
 2/12/2003       0.89%
 2/13/2003       0.97%
 2/14/2003       1.11%
 2/18/2003       1.08%
 2/19/2003       0.67%
 2/20/2003       1.12%
 2/21/2003       0.62%
 2/24/2003       0.93%
 2/25/2003       0.66%
 2/26/2003       0.96%
 2/27/2003       0.86%
 2/28/2003       1.06%
  3/3/2003       0.94%
  3/4/2003       1.05%
  3/5/2003       0.86%
  3/6/2003       0.66%
  3/7/2003       0.91%
 3/10/2003       0.91%
 3/11/2003       0.95%
 3/12/2003       1.06%
 3/13/2003       1.93%
 3/14/2003       1.11%
 3/17/2003       1.07%
 3/18/2003       0.95%
 3/19/2003       0.83%
 3/20/2003       0.71%
 3/21/2003       1.11%
 3/24/2003       1.07%
 3/25/2003       0.55%
 3/26/2003       0.54%
 3/27/2003       0.63%
 3/28/2003       0.77%
 3/31/2003       1.09%
  4/1/2003       1.13%
  4/2/2003       1.52%
  4/3/2003       0.92%
  4/4/2003       1.15%
  4/7/2003       1.02%
  4/8/2003       0.94%
  4/9/2003       0.76%
 4/10/2003       0.56%
 4/11/2003       0.60%
 4/14/2003       0.69%
 4/15/2003       1.00%
 4/16/2003       2.11%
 4/17/2003       0.77%
 4/21/2003       0.76%
 4/22/2003       0.92%
 4/23/2003       1.82%
 4/24/2003       1.15%
 4/25/2003       1.08%
 4/28/2003       0.69%
 4/29/2003       0.72%
 4/30/2003       0.85%
  5/1/2003       0.71%
  5/2/2003       0.63%
  5/5/2003       0.65%
  5/6/2003       0.86%
  5/7/2003       0.85%
  5/8/2003       0.61%
  5/9/2003       0.89%
 5/12/2003       0.67%
 5/13/2003       0.48%
 5/14/2003       0.68%
 5/15/2003       0.82%
 5/16/2003       0.81%
 5/19/2003       1.16%
 5/20/2003       0.86%
 5/21/2003       0.76%
 5/22/2003       0.65%
 5/23/2003       1.16%
 5/27/2003       1.13%
 5/28/2003       0.79%
 5/29/2003       1.04%
 5/30/2003       0.67%
  6/2/2003       1.10%
  6/3/2003       0.92%
  6/4/2003       0.65%
  6/5/2003       0.76%
  6/6/2003       0.84%
  6/9/2003       0.67%
 6/10/2003       0.66%
 6/11/2003       0.79%
 6/12/2003       0.53%
 6/13/2003       0.82%
 6/16/2003       0.62%
 6/17/2003       0.91%
 6/18/2003       0.97%
 6/19/2003       0.80%
 6/20/2003       0.78%
 6/23/2003       0.80%
 6/24/2003       0.72%
 6/25/2003       0.53%
 6/26/2003       0.83%
 6/27/2003       0.49%
 6/30/2003       0.55%
  7/1/2003       0.76%
  7/2/2003       0.78%
  7/3/2003       0.39%
  7/7/2003       1.38%
  7/8/2003       0.84%
  7/9/2003       0.67%
 7/10/2003       0.88%
 7/11/2003       0.53%
 7/14/2003       1.03%
 7/15/2003       0.72%
 7/16/2003       0.80%
 7/17/2003       1.24%
 7/18/2003       0.61%
 7/21/2003       0.79%
 7/22/2003       0.81%
 7/23/2003       0.79%
 7/24/2003       0.84%
 7/25/2003       0.71%
 7/28/2003       0.64%
 7/29/2003       0.72%
 7/30/2003       0.67%
 7/31/2003       1.04%
  8/1/2003       0.76%
  8/4/2003       0.65%
  8/5/2003       0.70%
  8/6/2003       0.84%
  8/7/2003       0.83%
  8/8/2003       0.87%
 8/11/2003       0.54%
 8/12/2003       0.51%
 8/13/2003       0.71%
 8/14/2003       0.49%
 8/15/2003       0.34%
 8/18/2003       1.20%
 8/19/2003       0.71%
 8/20/2003       0.54%
 8/21/2003       0.71%
 8/22/2003       0.91%
 8/25/2003       0.57%
 8/26/2003       0.43%
 8/27/2003       0.64%
 8/28/2003       0.46%
 8/29/2003       0.45%
  9/2/2003       0.71%
  9/3/2003       0.96%
  9/4/2003       0.65%
  9/5/2003       0.55%
  9/8/2003       0.80%
  9/9/2003       0.74%
 9/10/2003       1.36%
 9/11/2003       0.54%
 9/12/2003       0.56%
 9/15/2003       0.70%
 9/16/2003       0.89%
 9/17/2003       0.68%
 9/18/2003       0.76%
 9/19/2003       0.54%
 9/22/2003       0.50%
 9/23/2003       0.92%
 9/24/2003       1.04%
 9/25/2003       0.66%
 9/26/2003       0.48%
 9/29/2003       0.71%
 9/30/2003       0.91%
 10/1/2003       0.64%
 10/2/2003       0.32%
 10/3/2003       1.09%
 10/6/2003       0.48%
 10/7/2003       0.57%
 10/8/2003       0.61%
 10/9/2003       0.65%
10/10/2003       0.63%
10/13/2003       0.76%
10/14/2003       0.48%
10/15/2003       0.64%
10/16/2003       0.46%
10/17/2003       0.59%
10/20/2003       0.55%
10/21/2003       0.68%
10/22/2003       0.91%
10/23/2003       0.70%
10/24/2003       0.94%
10/27/2003       0.54%
10/28/2003       1.06%
10/29/2003       0.49%
10/30/2003       0.86%
10/31/2003       0.53%
 11/3/2003       0.86%
 11/4/2003       0.54%
 11/5/2003       0.50%
 11/6/2003       0.67%
 11/7/2003       0.62%
11/10/2003       0.66%
11/11/2003       0.37%
11/12/2003       0.79%
11/13/2003       1.12%
11/14/2003       0.96%
11/17/2003       0.55%
11/18/2003       0.53%
11/19/2003       0.58%
11/20/2003       0.51%
11/21/2003       0.70%
11/24/2003       0.76%
11/25/2003       0.65%
11/26/2003       0.57%
11/28/2003       0.37%
 12/1/2003       0.78%
 12/2/2003       0.66%
 12/3/2003       0.81%
 12/4/2003       0.79%
 12/5/2003       0.88%
 12/8/2003       0.61%
 12/9/2003       1.18%
12/10/2003       0.72%
12/11/2003       0.64%
12/12/2003       0.55%
12/15/2003       0.82%
12/16/2003       0.55%
12/17/2003       0.76%
12/18/2003       0.75%
12/19/2003       0.48%
12/22/2003       0.95%
12/23/2003       0.54%
12/24/2003       0.52%
12/26/2003       0.23%
12/29/2003       0.47%
12/30/2003       0.39%
12/31/2003       0.27%
  1/2/2004       0.68%
  1/5/2004       1.08%
  1/6/2004       0.65%
  1/7/2004       0.73%
  1/8/2004       1.01%
  1/9/2004       0.71%
 1/12/2004       0.61%
 1/13/2004       0.56%
 1/14/2004       0.62%
 1/15/2004       0.66%
 1/16/2004       0.85%
 1/20/2004       0.77%
 1/21/2004       0.88%
 1/22/2004       0.73%
 1/23/2004       0.79%
 1/26/2004       0.75%
 1/27/2004       0.76%
 1/28/2004       0.78%
 1/29/2004       1.00%
 1/30/2004       0.73%
  2/2/2004       0.86%
  2/3/2004       0.64%
  2/4/2004       1.18%
  2/5/2004       0.87%
  2/6/2004       0.89%
  2/9/2004       0.47%
 2/10/2004       0.50%
 2/11/2004       0.70%
 2/12/2004       0.45%
 2/13/2004       0.43%
 2/17/2004       0.56%
 2/18/2004       0.40%
 2/19/2004       0.80%
 2/20/2004       0.58%
 2/23/2004       0.85%
 2/24/2004       0.52%
 2/25/2004       0.54%
 2/26/2004       0.39%
 2/27/2004       0.52%
  3/1/2004       0.59%
  3/2/2004       0.67%
  3/3/2004       0.65%
  3/4/2004       0.55%
  3/5/2004       0.81%
  3/8/2004       0.96%
  3/9/2004       0.49%
 3/10/2004       0.94%
 3/11/2004       0.50%
 3/12/2004       0.72%
 3/15/2004       0.61%
 3/16/2004       0.36%
 3/17/2004       0.55%
 3/18/2004       0.56%
 3/19/2004       0.76%
 3/22/2004       0.39%
 3/23/2004       0.34%
 3/24/2004       0.78%
 3/25/2004       1.01%
 3/26/2004       0.54%
 3/29/2004       0.40%
 3/30/2004       0.52%
 3/31/2004       0.42%
  4/1/2004       0.76%
  4/2/2004       1.03%
  4/5/2004       0.74%
  4/6/2004       0.63%
  4/7/2004       0.52%
  4/8/2004       0.58%
 4/12/2004       0.62%
 4/13/2004       0.53%
 4/14/2004       0.81%
 4/15/2004       1.16%
 4/16/2004       0.77%
 4/19/2004       0.64%
 4/20/2004       0.90%
 4/21/2004       0.95%
 4/22/2004       0.81%
 4/23/2004       0.90%
 4/26/2004       0.60%
 4/27/2004       0.59%
 4/28/2004       0.73%
 4/29/2004       0.99%
 4/30/2004       0.73%
  5/3/2004       0.56%
  5/4/2004       0.58%
  5/5/2004       0.50%
  5/6/2004       0.67%
  5/7/2004       1.13%
 5/10/2004       0.92%
 5/11/2004       0.95%
 5/12/2004       0.70%
 5/13/2004       0.46%
 5/14/2004       0.78%
 5/17/2004       0.50%
 5/18/2004       0.75%
 5/19/2004       0.49%
 5/20/2004       0.40%
 5/21/2004       0.45%
 5/24/2004       0.80%
 5/25/2004       0.58%
 5/26/2004       0.53%
 5/27/2004       0.57%
 5/28/2004       0.42%
  6/1/2004       0.50%
  6/2/2004       0.63%
  6/3/2004       0.58%
  6/4/2004       0.57%
  6/7/2004       0.58%
  6/8/2004       0.46%
  6/9/2004       0.63%
 6/10/2004       0.40%
 6/14/2004       0.48%
 6/15/2004       0.50%
 6/16/2004       0.50%
 6/17/2004       0.75%
 6/18/2004       0.47%
 6/21/2004       0.45%
 6/22/2004       0.80%

These two points led us to the conclusion that even if a manager correctly identified the right stock or sector to be in, the reward for being correct was far less than in the past. We are uncertain as to why this should be the case. We attribute it to the divergence between generally positive economic and corporate news and the general nervousness surrounding relatively high market valuations and various macro risks. Money seemed to chase short-term breakouts in one sector only to move quickly to another that seemed more promising. The equity market seems to have priced in most positive developments, leading many managers to feel that there was significant risk of disappointment if operating conditions peak. This was a quarter in which one had to anticipate changes in the economy as well as shifts in sentiment to make money, something most investors find difficult to do. As was the case last quarter, managers were reticent to be aggressively short, thus they limited both long and short exposure. One interesting phenomenon is the sharp rise in trading volumes on the NASDAQ Bulletin Board, primarily a platform for speculative stocks. Total share volume, at 48 billion shares in February, was far above the 25 billion level reached during the 1999-2000 bubble. Given the small dollar price, however, total dollar volume has been far lower. We feel this speculative interest is setting up a wide range of opportunities for our managers on the short side, especially those focused on smaller company fads and frauds.

Many of our managers focus on less researched names and performance was driven by continued strong performance by smaller companies. This has resulted in small cap stocks as a group actually trading at a premium (based on price-to-earnings ratios) to larger companies. This is a relatively rare phenomenon. Small caps were at nearly a 50% discount to bigger names in 1999. A small cap premium has not been seen since 1984, coming at the end of a sharp small cap rally. As our managers are generally long smaller companies, we were not surprised by their solid performance on the long side. A continued speculative tone to the market, however, produced a corresponding underperformance on the short side. The higher valuation of many smaller companies has also caused our equity managers to modestly reduce exposure, as there are somewhat fewer bargains to be found for the time being.

Japan continues to interest us as the number of talented teams managing hedge funds grows. While we do not seek to place large directional bets into the portfolio, we are positive on Japan for a number of reasons. Companies are shifting their mandates more in line with the Anglo-Saxon model of attention to shareholders, returns on equity, and dividends. Throughout the difficult bear market and the economic downturn of 2000-2002, Japanese firms focused on rationalizing their cost structures. This resulted in reasonable margin expansion and increased profitability in a range of smaller and larger firms. Returns on equity in Japan have risen from an average of around 2% over the past 10 years to nearly 7% today, and are projected to have further gains. The gap between stronger and weaker companies continues to grow, and long/short investing remains attractive to us. We increased exposure in this area at quarter end by adding one manager.

On the credit side, defaults have slowed, and the ratio of downgrades to upgrades shifted from 2:1 at the beginning of the year to about 1:1 today. This points to the significant improvement in corporate balance sheets over the course of the past 18 months, due in large part to the significant free cash flow generated by the corporate sector over this period. One manager reported a trailing 12-month excess capital (cash flow less capital expenditures) for corporate America of nearly $75 billion. Much of this was used to pay down existing debt, while some has gone into cash acquisitions. While this is a positive for many managers' existing holdings, it also points to a potentially smaller opportunity set moving forward. Despite a challenging environment, our managers performed reasonably well, generating 4.8% for the first half. This came primarily through positive developments in maturing positions.

As corporate coffers are generally filling with cash, some of this is being used for acquisitions. Mergers and Acquisitions activity continues to rise, though the low spreads on most mergers continue to make the area unattractive to us. There are some interesting special situations, as well as attractive spreads on smaller deals, and we continue to look for small and opportunistic managers in this arena. For the moment, however, we have found that long/short equity managers are playing in this field and, as such, we do have some exposure to the style.

This has been a period where there has been a distinct advantage to being a smaller fund, as the larger firms were forced into the most liquid situations, which often were less attractive on a risk/reward basis. Our larger managers had slightly lower returns in the first half, perhaps because they have found it difficult to attractively deploy capital and are at above-average cash levels. We have continued to add to our smaller managers and look for newer funds to add to the portfolio across all sectors.

PERFORMANCE VERSUS BENCHMARKS

In measuring the UM Multi-Strategy fund, performance must be defined both in terms of the returns and the risks taken to generate those returns. As such, we will include both the return and annualized standard deviation numbers for our fund and each benchmark.

UM Multi-Strategy Fund:                 Return: 1.5% Standard Deviation: 2.3%

There are four benchmarks that are each relevant in measuring fund's performance.

1. The S&P 500:                         Return: 3.4% Standard Deviation: 5.7%

We provide the S&P 500 data because many of our investors use this as a general benchmark for comparing all of their non-cash and fixed income investments.

2. HFR Fund of Funds composite Index:   Return: 1.6% Standard Deviation: 3.5%

This provides a comparison to the broad market of funds of funds currently open to investors. The majority of these funds, however, are targeted to institutions and to HNW investors placing $1 million or more into funds.

3. HFR Long/Short Equity Hedge Fund Index: Return: 2.3% Standard Deviation: 4.9%

This index most closely reflects the investments in the UM Multi-Strategy fund, excluding the fund's exposure to short-biased managers.

4. HFR Event-Driven Index:                 Return: 4.9% Standard Deviation: 4.6%

This index reflects a significant portion of the UM Multi-Strategy Fund.

The HFRI Indices ("HFRI") are equally weighted performance indices, utilized by numerous hedge fund managers as a benchmark for their own hedge funds. The HFRI are broken down into 37 different categories by strategy, including the HFRI Fund Weighted Composite, which accounts for over 1500 funds listed on the internal HFR Database.

OUTLOOK

The biggest question that we are wrestling with is whether too much capital has entered the hedge fund area. Certainly, we have seen large inflows, but not necessarily in all of the managers with whom we invest. We have seen managers remain nimble with relatively small assets under management. We have also seen many new funds start up with talented and experienced teams. From this standpoint, we feel that we can continue to deploy capital as our firm grows, despite broad inflows into hedge funds. The bigger question is whether our smaller managers are investing in the same interesting situations as the larger funds, and thus subject to diminishing return potential. We have mixed, but positive opinions on this. Certainly there are some stocks, especially on the short side, that become "hedge fund favorites" and thus crowded trades. Stocks such as stun gun maker Taser or Internet video rental firm Netflix that end up with very high short interest and the volatility that ensues. On the other hand, many of our managers are in situations with few other hedge funds, and are thus competing against firms with very different investment agendas. It is important now that both our managers and ourselves work to stay ahead of the pack. Our investment approach allows us to understand where potential excess returns lie and to locate managers to exploit these opportunities. We feel that keeping our focus on new and smaller managers should help us maintain strong risk-adjusted returns.

Our other focus has been on finding somewhat more funds with higher return potential, while maintaining low portfolio risk. To date, this has also been a successful approach for us. Those funds that were willing to ride through some of the year's interim volatility have been our better performers.

Finally, the markets seem to be moving back to greater "rationality" as firms reporting good news are going up, and weaker firms are going down. Thus far in July, we have seen very strong returns from our short-biased managers, not just from the decline in the markets, but also through alpha from security selection. This has benefited most long/short managers, and has been of help to managers in other sectors as well.

The views in this report were those of Cadogan Management, LLC ("Cadogan"), sub-adviser to the UM Multi-strategy Fund. These views are for the period ended June 30, 2004 and may not reflect Cadogan's views on the date this report is first published or anytime thereafter. These views are intended to assist financial intermediaries in understanding the Fund's investment methodology.

     AVERAGE ANNUAL TOTAL RETURNS

                                                      1 YEAR     SINCE INCEPTION
     UM MULTI-STRATEGY FUND                            8.33%          4.46%

[CHART]

LIFE OF FUND PERFORMANCE (02/28/02 TO 06/30/04)

               UM MULTI-STRATEGY                        LEHMAN AGGREGATE    MERRILL LYNCH 1-3 YEAR TREASURY
          FUND (INSTITUTIONAL SHARES)  S&P 500 INDEX       BOND INDEX                 FUNDS INDEX
-----------------------------------------------------------------------------------------------------------
02/28/02           40,000.00           40,000.00          40,000.00                  40,000.00
03/31/02           39,952.00           41,504.00          39,336.00                  39,728.00
04/30/02           39,999.94           38,988.86          40,099.12                  40,172.95
05/31/02           40,143.94           38,700.34          40,439.96                  40,333.65
06/30/02           39,710.39           35,944.88          40,791.79                  40,672.45
07/31/02           39,102.82           33,141.18          41,285.37                  41,168.65
08/31/02           38,989.42           33,359.91          41,983.09                  41,308.63
09/30/02           39,293.54           29,733.69          42,663.22                  41,651.49
10/31/02           38,715.92           32,350.25          42,466.97                  41,747.29
11/30/02           39,002.42           34,255.68          42,454.23                  41,622.04
12/31/02           39,497.75           32,244.87          43,333.03                  42,013.29
01/31/03           39,754.49           31,400.06          43,372.03                  42,009.09
02/28/03           39,690.88           30,929.05          43,970.56                  42,185.53
03/31/03           39,802.01           31,229.07          43,935.39                  42,261.46
04/30/03           40,040.83           33,802.34          44,300.05                  42,341.76
05/31/03           40,441.23           35,583.72          45,124.03                  42,502.66
06/30/03           40,873.96           36,039.20          45,033.78                  42,566.41
07/31/03           41,548.38           36,673.49          43,520.65                  42,336.55
08/31/03           41,739.50           37,388.62          43,807.88                  42,366.19
09/30/03           42,332.20           36,992.30          44,968.79                  42,751.72
10/31/03           42,780.92           39,086.06          44,550.58                  42,593.54
11/30/03           43,118.89           39,430.02          44,657.51                  42,572.24
12/31/03           43,614.76           41,496.15          45,113.01                  42,819.16
01/31/04           44,181.75           42,255.53          45,473.92                  42,904.80
02/29/04           44,504.28           42,842.89          45,965.03                  43,110.74
03/31/04           44,553.23           42,195.96          46,309.77                  43,244.39
04/30/04           44,486.40           41,533.48          45,105.72                  42,829.24
05/31/04           44,241.73           42,102.49          44,925.29                  42,790.69
06/30/04              44,291              42,919             45,177                     42,786

SOURCE: CADOGAN, HFR, ALTVEST, LIPPER INC.

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RETURNS. AN ABSOLUTE RETURN STRATEGY INVOLVES RISK AND IS SUBJECT TO FLUCTUATION. FOR A MORE COMPLETE DESCRIPTION OF THE RISKS INVOLVED, PLEASE REFER TO THE FUND'S OFFERING MEMORANDUM. THE PAST PERFORMANCE OF ANY INVESTMENT, INVESTMENT STRATEGY OR INVESTMENT STYLE IS NOT INDICATIVE OF FUTURE PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE THE FUND'S OFFERING MEMORANDUM PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 2/28/02.

The graph illustrates comparative performance for $40,000 invested in the UM Multi-Strategy Fund, S&P 500 Index, Lehman Aggregate Bond Index, and the Merrill Lynch 1-

3 Year Treasury Index from February 28, 2002 to June 30,2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The S&P 500 Index is an index of common stock of 500 widely traded industrial, transportation, financial, and public utility stocks. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. Investors cannot invest directly in an index.

This report is authorized for distribution only to accredited investors or financial intermediaries who have received a copy of the Fund's Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

UM MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS

As of June 30, 2004

      LIQUIDITY     ISSUER                                                   VALUE
   ------------------------------------------------------------------------------------
   LONG-TERM INVESTMENTS - 90.7%

                    PORTFOLIO FUNDS * -- 90.7%
                    CONVERTIBLE ARBITRAGE -- 2.7%
        Quarterly   Private Investors (US), LP                          $     5,116,109
                    EVENT DRIVEN - DISTRESSED -- 12.3%
        Quarterly   Boldwater Credit Opportunities Fund I, LP                 5,251,888
        Quarterly   Chatham Asset Partners High Yield Fund, LP                6,078,911
        Quarterly   Contrarian Capital Fund I, LP                             4,672,313
        Quarterly   Mast Credit Opportunities I, LP                           5,400,083
        Quarterly   Tisbury Europe Fund, LP                                   1,832,389
                                                                        ---------------
                                                                             23,235,584
                                                                        ---------------

                    EVENT DRIVEN - MULTI STRATEGY -- 4.2%
         Annually   Canyon Value Realization Fund (Cayman) LTD,               4,339,013
         Annually   Davidson Kempner Institutional Partners, LP               3,510,287
                                                                        ---------------
                                                                              7,849,300
                                                                        ---------------

                    LONG/SHORT - EUROPE -- 1.5%
        Quarterly   Glenrock Global Partners, LP                              2,773,093
                    LONG/SHORT - GENERAL -- 27.2%
        Quarterly   Atlas Capital (QP), LP                                    5,803,324
        Quarterly   Bonanza Partners, LP                                      5,852,073
        Quarterly   Constitution Wharf Fund, LLC                              2,261,271
        Quarterly   Fuller & Thaler Behavioral Finance Fund, LTD              5,180,310
        Quarterly   JPD Capital Partners, LP                                  1,388,565
        Quarterly   Newcastle Partners, LP                                    4,506,515
    Semi-Annually   Radiant Capital Fund, LLC                                 1,558,824
        Quarterly   SC Fundamental Value Fund, LP                             3,300,714
         Annually   Scion Qualified Value Fund                                5,012,555
        Quarterly   SEG Partners, LP                                          3,580,532
        Quarterly   Spring Point Institutional Partners, LP                   3,187,992
        Quarterly   Sterling Equity Partners, LP                              5,156,435
    Semi-Annually   Trellus Partners, LP                                      4,778,683
                                                                        ---------------
                                                                             51,567,793
                                                                        ---------------

                    LONG/SHORT - SECTOR -- 24.7%
        Quarterly   BP Capital Energy Equity Fund, LP                         5,822,071
        Quarterly   CRM Windridge Partners, LP                                4,911,339
        Quarterly   KCM Biomedical II, LP                                     4,651,116
        Quarterly   Owenoke Associates Technology Fund, LP                    5,125,893
        Quarterly   Symmetry Capital Qualified Partners, LP                   4,899,893
        Quarterly   TechnoVision Partners, LP                                 5,279,249
         Annually   Vardon Partners II, LP                                    5,570,313
        Quarterly   Ventana Partners II, LP                                   5,139,899
          Monthly   WPG Select Technology QP Fund, LP                         5,141,823
                                                                        ---------------
                                                                             46,541,596
                                                                        ---------------

                    RELATIVE VALUE -- 8.3%
        Quarterly   Hourglass Fund, LP                                        5,187,727
        Quarterly   Recon Arbitrage Fund, LTD                                 4,954,339
         Annually   The October Fund, LP                                      5,446,658
                                                                        ---------------
                                                                             15,588,724
                                                                        ---------------

                       See notes to financial statements.

                    SHORT -- 9.8%
            Daily   Advanthedge Fund, LP                                      2,787,515
        Quarterly   Arcas Fund II, LP                                         2,166,847
        Quarterly   Island Drive Partners, LP                                 1,422,400
        Quarterly   Kingsford Capital Partners, LLC                           4,508,250
          Monthly   Leveraged Short Equity Index Hedge Fund, LP               2,591,744
        Quarterly   Reynard American Partners, LP                               559,156
        Quarterly   Standard Pacific Credit Opportunities Fund, LP            4,474,894
                                                                           ------------
                                                                             18,510,806
                    -------------------------------------------------------------------
                    Total Portfolio Funds                                   171,183,005
                    (Cost $157,158,443)
                    -------------------------------------------------------------------

SHORT TERM INVESTMENT - 9.3%

       SHARES
                    MONEY MARKET FUND -- 9.3%
       17,588,372   Federated Prime Value Obligations Fund                   17,588,372
                    (Cost $17,588,372)
                    -------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.0%                         $   188,771,377
                    (COST $174,746,815)
                    -------------------------------------------------------------------

     * The investments in Portfolio Funds shown above, representing 90.7% of the total investments, have been fair valued and are illiquid.

                       See notes to financial statements.

UM MULTI-STRATEGY FUND
Statement of Assets and Liabilities

As of June 30, 2004

ASSETS:
    Investments in portfolio funds, at fair value                   $ 171,183,005
    Investments in money market fund, at value equivalent to cost      17,588,372
    Cash                                                                  365,921
    Receivables:
         Portfolio Funds sold                                             102,173
         Interest and dividends                                             3,535
---------------------------------------------------------------------------------
Total Assets                                                          189,243,006
---------------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Fund shares redeemed                                           6,980,312
    Accrued liabilities:
         Investment advisory fees                                         343,966
         Administration fees                                              100,438
         Custodian fees                                                     2,032
         Other                                                             64,363
---------------------------------------------------------------------------------
Total Liabilities                                                       7,491,111
---------------------------------------------------------------------------------
Net Assets                                                          $ 181,751,895
---------------------------------------------------------------------------------
NET ASSETS:
     Paid in capital                                                $ 171,890,802
     Accumulated net investment loss                                   (1,362,533)
     Accumulated net realized gain (loss) on investments               (2,800,936)
     Net unrealized appreciation (depreciation) of investments         14,024,562
---------------------------------------------------------------------------------
 Total Net Assets                                                   $ 181,751,895
---------------------------------------------------------------------------------
Shares of beneficial interest outstanding (no par value;
 unlimited number of shares authorized):                                6,634,995
Net asset value, redemption and offering price per share:           $       27.39
---------------------------------------------------------------------------------
Cost of investments                                                 $ 174,746,815
---------------------------------------------------------------------------------

                       See notes to financial statements.

Statement of Operations

For the six months ended June 30, 2004

INVESTMENT INCOME:
    Dividend                                                        $       7,893
---------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory fees                                              923,985
    Administration fees                                                   269,804
    Custodian fees                                                         27,250
    Professional fees                                                      73,496
    Registration expenses                                                   1,880
    Transfer agent fees                                                    49,847
    Trustees' fees                                                          1,275
    Other                                                                  22,889
---------------------------------------------------------------------------------
Total expenses                                                          1,370,426
---------------------------------------------------------------------------------
Net investment income (loss)                                           (1,362,533)
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Net realized gain (loss) on:
         Investments                                                   (1,003,583)
    Change in net unrealized appreciation (depreciation) of:
         Investments                                                    4,289,223
---------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments              3,285,640
---------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations           $   1,923,107
=================================================================================

                       See notes to financial statements.

Statement of Changes in Net Assets

For the periods indicated

                                                                               1/1/04            YEAR
                                                                               THROUGH          ENDED
                                                                               6/30/04         12/31/03
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
      Net investment income (loss)                                          $  (1,362,533)   $  (1,709,504)
      Net realized gain (loss) on investments                                  (1,003,583)       1,380,471
      Change in net unrealized appreciation (depreciation) of investments       4,289,223        9,061,006
----------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets from operations                     1,923,107        8,731,973
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gain on investment transactions                                      -         (951,263)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                              55,309,992       71,461,239
      Dividends reinvested                                                              -          893,188
      Increase from payments by affiliates                                              -              375
      Cost of shares redeemed                                                  (7,338,927)      (1,423,043)
----------------------------------------------------------------------------------------------------------
          Increase (decrease) from capital share transactions                  47,971,065       70,931,759
----------------------------------------------------------------------------------------------------------
NET ASSETS:
      Total increase (decrease) in net assets                                  49,894,172       78,712,469
----------------------------------------------------------------------------------------------------------
      Beginning of period                                                     131,857,723       53,145,254
----------------------------------------------------------------------------------------------------------
      End of period                                                         $ 181,751,895    $ 131,857,723
----------------------------------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                                             $  (1,362,533)   $           -
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
      Issued                                                                    2,014,622        2,750,246
      Reinvested                                                                        -           33,107
      Redeemed                                                                   (267,665)         (53,951)
----------------------------------------------------------------------------------------------------------
 Change in shares                                                               1,746,957        2,729,402
==========================================================================================================

                       See notes to financial statements.

Statement of Cash Flows

For the six months ended June 30, 2004

INCREASE (DECREASE) IN CASH
      CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
      Net interest and dividend income received                         $        4,358
      Operating expenses paid                                               (1,412,540)
      Purchases of Portfolio Funds                                         (57,879,542)
      Net (purchases)/sales of short-term investments                      (17,588,373)
      Proceeds from disposition of Portfolio Funds                          10,787,623
--------------------------------------------------------------------------------------
          Net cash used by operating activities                            (66,088,474)
--------------------------------------------------------------------------------------
      CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
      Proceeds from shares sold                                             55,309,992
      Payment from shares redeemed                                            (358,615)
      Cash distributions paid                                                  (58,359)
--------------------------------------------------------------------------------------
          Net cash provided by financing activities                         54,893,018
--------------------------------------------------------------------------------------
          Net increase (decrease) in cash                                  (11,195,456)
--------------------------------------------------------------------------------------
      Cash, beginning of year                                               11,561,377
--------------------------------------------------------------------------------------
      Cash, end of year                                                 $      365,921
--------------------------------------------------------------------------------------
      RECONCILIATION OF NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS TO NET CASH PROVIDED (USED) BY
      OPERATING ACTIVITIES:
      Net increase (decrease) in net assets resulting from operations   $    1,923,107
--------------------------------------------------------------------------------------
      Increase in cost of investments                                   $  (66,834,606)
      Increase in net unrealized appreciation (depreciation)                (4,289,223)
      Decrease in receivable for Portfolio Funds sold                        3,157,897
      Increase in dividend and interest receivable                              (3,535)
      Decrease in receivable from Advisor                                          375
      Decrease in prepaid expenses                                              16,842
      Decrease in accrued expenses and other payables                          (59,331)
--------------------------------------------------------------------------------------
          Total adjustments                                                (68,011,581)
--------------------------------------------------------------------------------------
          Net cash used by operating activities                         $  (66,088,474)
--------------------------------------------------------------------------------------

                       See notes to financial statements.

UM MULTI-STRATEGY FUND
Financial Highlights

                                                                                   1/1/04                          2/28/02 (a)
                                                                                  THROUGH        YEAR ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE:                                                  6/30/04         12/31/03          12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $     26.98     $     24.62       $    25.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                        (0.24)^         (0.35)           (0.30)
   Net gains or losses on investments (both realized and unrealized)                    0.65            2.92            (0.01)
                                                                                 -----------     -----------       ----------
       Total from investment operations                                                 0.41            2.57            (0.31)
                                                                                 -----------     -----------       ----------
Less distributions:
   Distributions from capital gains                                                        -            0.21             0.07
                                                                                 -----------     -----------       ----------
       Total distributions                                                                 -            0.21             0.07
                                                                                 -----------     -----------       ----------
Net asset value, end of year                                                     $     27.39     $     26.98       $    24.62
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                        1.52%          10.44%           (1.24%)
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                                      $   181,752     $   131,858       $   53,145
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: # (c)
   Net expenses                                                                         1.86%           2.12%(d)         3.36%(e)
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                        (1.85%)         (2.11%)(d)       (3.34%)(e)
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                                          1.86%           2.12%(d)         3.63%(e)
=============================================================================================================================

PORTFOLIO TURNOVER RATE (b)                                                                5%             12%               0%
=============================================================================================================================

(a) Commencement of operations.
^   Calculated based upon average number of shares outstanding.
(b) Not annualized for the periods less than one year.
#   Short periods have been annualized.
(c) Expenses of Porfolio Funds are not included in the expense ratios.
(d) Includes amortization of offering cost of 0.05%.
(e) Includes amortization of offering and organizational cost of 0.93%.

                       See notes to financial statements.

UM MULTI-STRATEGY FUND
Notes to Financial Statements

1. ORGANIZATION
UM Investment Trust ("UMIT" or the "Trust") was organized on November 12, 2001 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. UM Multi-Strategy Fund (the "Fund") is the only series of the Trust. The Fund commenced operations on February 28, 2002.

The objective of the Fund is to achieve long-term capital appreciation with low volatility relative to the broad equity markets. The Fund seeks to achieve its objective through a multi-manager, multi-strategy program of investments in a variety of partnerships and other investment vehicles ("Portfolio Funds") that are advised by a variety of investment management firms. The Fund primarily invests in Portfolio Funds that are not registered.

Effective January 31, 2004, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Advisor"), a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co., acts as the Investment Advisor to the Fund. In addition, on January 30, 2004, the new Board of Trustees approved J.P. Morgan Chase Bank ("JPMCB"), an affiliate of JPMIM, as Administrator, and J.P. Morgan Institutional Investments, Inc., also an affiliate of JPMIM, as Private Placement Agent of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS - The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust's officers from time to time. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in the Portfolio with a value of $171,183,005 which is 90.7% of the Fund's investments at June 30, 2004, have been fair valued and are illiquid.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

C. FUND EXPENSES - The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees. With respect to Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Fund bears its ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any charged by such entity. The Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Fund to money managers.

D. FEDERAL INCOME TAXES - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from principals generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. OTHER EXPENSES - Other expenses in the Statement of Operations include fees related to insurance and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE - Pursuant to an Investment Advisory Agreement between the Trust, on behalf of the Fund and the Advisor, JPMIM acts as the investment advisor to the Fund. The Advisor has a responsibility for the management of the Fund's affairs, subject to the supervision of the Trust's Board of Trustees (the "Board"). For such services, the Advisor is paid a fee computed monthly at an annual percentage of 1.25% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month.

Prior to January 31, 2004, Undiscovered Managers, LLC ("UMLLC") acted as the investment advisor to the Fund and had responsibility for the management of the Fund's affairs, subject to the supervision of the Board. For the period January 1, 2004, through January 31,2004, the Fund accrued advisory fees at a rate of 1.25% of the Fund's average net assets. For the prior periods, pursuant to the Management Agreement between the Trust, on behalf of the Fund, and UMLLC, UMLLC was entitled to a management fee, payable quarterly in arrears, which depended on the investment performance of the Fund. The management fee with respect to each calendar quarter was equal to one-fourth of the Annual Advisory Percentage Rate (as defined below and as determined as of the end of such quarter) multiplied by the average of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month) for each of the three months in such quarter. The Annual Advisory Percentage Rate (as determined at the end of each quarter) was equal to 0.95% plus (or minus) one-eighth (1/8th) of the number of basis points by which the total return of the Fund (expressed as a percentage, and calculated after giving effect to the Fund's fees and expenses, excluding any fees paid to the Advisor pursuant to the Management Agreement) during the one-year period ending at the end of such quarter exceeds (or falls short of) the total return of the JP Morgan GBI Global Hedged US Dollar Index during the one-year period ending at the end of such quarter. The Annual Advisory Percentage Rate, as calculated as of the end of each quarter, did not exceed the annual rate of 1.45% of the Fund's average net assets and was not less than the annual rate of 0.45% of the Fund's average net assets, and until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's investment operations, the Annual Advisory Percentage Rate would be 1.20% of the Fund's average net assets.

The Fund's investment portfolio is managed on a day-to-day basis by Cadogan Management, LLC ("Cadogan"), under the general oversight of the Advisor and the Board. Under the terms of the Sub-Advisory Agreement, JPMIM will pay Cadogan a monthly sub-advisory fee at the annual rate of 0.85% of the average monthly net assets of the Fund. The Advisor monitors and evaluates Cadogan to help assure that it is managing the Fund in a manner consistent with the Fund's investment objective and restrictions and applicable laws and guidelines.

B. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and fund accounting services for the Fund. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by the Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

For the period ending June 30, 2004 the amount paid to JPMCB for custody and accounting was $4,778.

Prior to April 1, 2004, custody services were provided by the Bank of New York and the accounting services by Forum Administrative Services, LLC ("FAS").

C. ADMINISTRATION FEE - Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed monthly at an annual percentage of 0.365% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month.

BISYS Funds Services, L.P. ("BISYS") serves as the Fund's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

Prior to January 31, 2004, UMLLC provided all administration services to the Fund. Pursuant to an Administrative Services Agreement between the Trust and UMLLC, the Fund paid the Administrator a monthly fee at the annual rate of 0.365% of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month).

The Administrator maintained an agreement with FAS to provide certain of the administrative services at the Administrator's expense for the period January 1, 2004 through March 31, 2004.

D. PLACEMENT AGENT -- J.P. Morgan Institutional Investments, Inc. (the "Placement Agent"), 522 Fifth Avenue, New York, New York 10036, a registered broker-dealer affiliated with JPMIM, serves as the Fund's Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund's private placement of its shares.

E. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

The Fund may use related party broker dealers. For the six month period ending June 30, 2004, the Fund had no brokerage commissions with brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2004, the cost of purchases and proceeds of sales by the Fund of interests in Portfolio Funds are as follows:

                     PURCHASES                    SALES
----------------------------------------------------------
                   $ 57,879,542                $ 7,629,726

5. FEDERAL INCOME TAX MATTERS
For federal income tax purposes, the cost basis and unrealized appreciation (depreciation) in value of the investments at June 30, 2004 are as follows:

                                           GROSS                 GROSS           NET UNREALIZED
                   AGGREGATE             UNREALIZED           UNREALIZED           APPRECIATION
                     COST               APPRECIATION         DEPRECIATION        (DEPRECIATION)
-----------------------------------------------------------------------------------------------
                $ 174,746,815           $ 17,029,515         $ (3,004,953)         $ 14,024,562

6. SHAREHOLDER TRANSACTIONS
No shareholder will have the right to require the Fund to redeem its shares, although the Fund may from time to time repurchase shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board of Trustees in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board of Trustees will consider the recommendations of the Advisor. The Advisor expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase shares on the last business day of each calendar quarter.

Dividends and capital gain distributions ("Distributions") will automatically be reinvested in additional shares of the Fund at the Fund's net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

7. RISK FACTORS
Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that Cadogan may invest the Fund's assets in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund's net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Shares.

The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to one year from initial investment.

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Funds.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of such a loss to be remote.

8. CORPORATE EVENT
On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

9. SUBSEQUENT EVENT
On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

The foregoing change in the service provider is expected to occur effective February 19, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of UM Investment Trust and Shareholders of UM Multi-Strategy
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the UM Multi-Strategy Fund (the "Fund") at June 30, 2004, the results of its operations, the changes in its net assets and its cash flows for each of the periods presented and the financial highlights for the six-month period ended June 30, 2004 and the year ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the portfolio funds at June 30, 2004, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2002 were audited by other independent auditors whose report, dated February 7, 2003, expressed an unqualified opinion on the financial statements containing such financial highlights.

As explained in Note 2, the financial statements include investments valued at $171,183,005 (90.7% of the Fund's net assets) at June 30, 2004, the values of which have been estimated by the Investment Manager in the absence of readily ascertainable market values. Those estimated values may differ significantly from the value that would have been used had a ready market for the investments existed, and the difference could be material.


PricewaterhouseCoopers LLP
New York, New York
August 19, 2004

                            FOR MORE INFORMATION



                             INVESTMENT ADVISOR
                      JPMorgan Investment Management, Inc.
                              522 Fifth Avenue
                           New York, New York 10036



                              PLACEMENT AGENT
                      JPMorgan Investment Management, Inc.
                              522 Fifth Avenue
                           New York, New York 10036









   This report is authorized for distribution only to accredited investors or financial intermediaries who have received a copy of the Fund's Private
         Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

ITEM 2. CODE OF ETHICS.

       Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

         File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

THE COMMITTEE SHALL REVIEW NOMINEES RECOMMENDED TO THE BOARD BY SHAREHOLDERS AND SHALL EVALUATE SUCH NOMINEES IN THE SAME MANNER AS IT EVALUATES NOMINEES IDENTIFIED BY THE COMMITTEE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       UM Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                   Stephanie J. Dorsey, Treasurer

Date                               August 24, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                   Stephanie J. Dorsey, Treasurer

Date                               August 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*          /s/ George C.W. Gatch
                         -------------------------------------------------------
                                   George C.W. Gatch, President

Date                               August 24, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.